UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23167

OSI ETF Trust

(Exact name of registrant as specified in charter)

60 State Street

Suite 700

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Connor O’Brien

60 State Street

Suite 700

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 855-7670

Date of fiscal year end: June 30

Date of reporting period: June 30, 2018

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

June 30, 2018

Before investing you should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.oshares.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal. Concentration in a particular industry or sector may subject the Funds to a greater degree to the risks particular to that industry or sector. The Funds’ emphasis on dividend paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after a Fund’s purchase of such a company’s securities. The securities of small and mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, small and mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns. See the prospectus for specific risks regarding the Funds.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca through a brokerage account. However, shares are not individually redeemable directly from the Fund. Each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the relevant Index.

Distributor:  Foreside Fund Services, LLC

i	Shareholder Letter
ii	Management Discussion of Fund Performance
Schedule of Investments
1	O’Shares FTSE U.S. Quality Dividend ETF
4	O’Shares FTSE Russell Small Cap Quality Dividend ETF
8	O’Shares Global Internet Giants ETF
9	O’Shares FTSE Europe Quality Dividend ETF
13	O’Shares FTSE Russell International Quality Dividend ETF
19	O’Shares FTSE Asia Pacific Quality Dividend ETF
24	Statements of Assets and Liabilities
26	Statements of Operations
28	Statements of Changes in Net Assets
32	Financial Highlights
34	Notes to Financial Statements
47	Report of Independent Registered Public Accounting Firm
48	Expense Examples
50	Board Review and Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreements
53	Additional Information
55	Trustees and Officers

The O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Russell Small Cap Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend ETF, O’Shares FTSE Russell International Quality Dividend ETF and O’Shares FTSE Asia Pacific Quality Dividend ETF (the “Funds”) are not in any way sponsored, endorsed, sold or promoted by the London Stock Exchange Group companies, which include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”) and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”) (together “LSEG”). LSEG makes no claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE US Qual/Vol/Yield Factor 5% Capped Index, FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index, FTSE Developed Europe Qual/Vol/Yield Factor 5% Capped Index, FTSE Developed ex US Qual/Vol/Yield 5% Capped Factor Index and FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Index (the “Indexes”) (upon which the Funds are based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Funds. LSEG has not provided nor will provide any financial or investment advice or recommendation in relation to the Indexes to the adviser or to the adviser’s clients. The Indexes are calculated by FTSE or its agent. LSEG shall not be (a) liable (whether in negligence or otherwise) to any person for any error in the Indexes or (b) under any obligation to advise any person of any error therein.

All rights in the Index vest in FTSE. “FTSE®,” “Russell®,” “MTS®,” “FTSE TMX®” and “FTSE-Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license.

The O’Shares Global Internet Giants Index (the “OGIG Index”) is the exclusive property of O’Shares Investment Advisers, LLC, which has contracted with S-Network Global Indexes Inc. (“S-Network”) to maintain and calculate the OGIG Index. S-Network shall have no liability for any errors or omissions in calculationg the OGIG Index.

The O’Shares Global Internet Giants ETF is not sponsored, endorsed, sold or promoted by S-Network, its affiliates or their third party licensors and neither S-Network, its affiliates nor their third party licensors make any representation regarding the advisability of investing in the O’Shares Global Internet Giants ETF.

The SNGISM is the property of S-Network and has been licensed by S-Network for use by O’Shares Investment Advisers, LLC in connection with the OGIG Index.

Dear Shareholder,

This Annual Report for the O’Shares Investments ETFs (the “Funds”) covers the period from July 1, 2017 through June 30, 2018 (the “Period”).

Global Equity Market Overview

Global equity markets were generally positive during the Period, returning over 14% for the S&P 500 Index1 and over 7% for the MSCI ACWI ex USA Index.2

Performance across global equity markets during the Period was driven by several factors, including positive economic developments in most regions, as well as tax reform in the U.S. and quantitative easing in Europe and Japan.

In the U.S., GDP growth was over 2%, with strength in manufacturing and industrial production. The unemployment rate declined to under 4% and core inflation increased moderately.

In Europe, growth was positive, with GDP in the European Union (“E.U.”) over 2%, employment gains were modest, and inflation remained low by historical standards.

Growth in the Asia-Pacific region was stronger, at approximately 5%, although growth in Japan slowed to approximately 1% and core inflation remained low.

Monetary policy in the U.S. tightened as the U.S. Federal Reserve increased rates on three occasions, although rates remain low by historical standards. The yield on U.S. 10 Year government bonds also increased, reflecting economic strength and tighter monetary policy.

Monetary policy in Europe remained accommodative, however the European Central Bank confirmed that Eurozone quantitative easing would come to an end by December 2018. European government bond yields were volatile and ended the Period lower. Similarly, in the Asia-Pacific region, the Bank of Japan maintained its accommodative monetary policy, government bond yields ended the Period lower, and economic growth remained relatively stable.

Corporate profits in the U.S. remained generally strong, particularly in the Energy, Materials and Technology sectors. Corporate profit trends were also positive in both Europe and the Asia-Pacific region.

Equity markets in the U.S. generated strong returns, reflecting favorable economic conditions and expectations for tax reform. Volatility in U.S. equity markets also remained low, other than periods of intermittent volatility around the Information Technology sector and global trade tensions. Performance was stronger in cyclical, more economically sensitive equity sectors, including Information Technology and Consumer Discretionary, with weaker performance in more defensive sectors, including Telecommunication Services and Consumer Staples. Equity market performance in Europe was also positive, as the economy improved and the Central Bank signaled the eventual end of quantitative easing. In addition, cyclical sectors generally outperformed defensive sectors. In the Asia-Pacific region, positive equity market performance was driven by global economic growth, and cyclical sectors generally outperformed defensive sectors.

The views expressed in this letter were those as of June 30, 2018, and may not necessarily reflect views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the Funds’ present investment methodology and do not constitute investment advice.

i

O’Shares FTSE U.S. Quality Dividend ETF (OUSA) (Unaudited)

The Fund seeks to track the performance (before fees and expenses) of the FTSE US Qual/Vol/Yield Factor 5% Capped Index (the “U.S. Target Index”). The U.S. Target Index is designed to reflect the performance of publicly-listed large capitalization and mid-capitalization dividend-paying issuers in the United States exhibiting high quality, low volatility and high dividend yields, as determined by FTSE-Russell (the “Index Provider”). The quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines.

On June 28, 2018 an identically named predecessor to the Fund that was a series of FQF Trust (the “OUSA Prior Fund”) was reorganized into the Fund via a tax-free reorganization. The OUSA Prior Fund had the same name, ticker symbol and underlying index as the Fund. The investment objectives of the OUSA Prior Fund and the Fund are identical and the investment strategies of the OUSA Prior Fund and the Fund are substantially the same. The returns presented for the Fund prior to June 28, 2018 reflect the performance of the OUSA Prior Fund. The Fund has adopted the historical performance of the OUSA Prior Fund.

From July 1, 2017 through June 30, 2018 (the “Reporting Period”), the Fund’s market return was 7.70% and its NAV return was 7.67%. The U.S. Target Index returned 8.23% during the same Reporting Period. The Fund’s market price at June 30, 2018 was $30.71.3

The Fund posted positive performance in nine of the twelve full months during the Reporting Period, with returns ranging from 4.15% to -5.17%. The best performing months for the Fund were November 2017 and January 2018, finishing up 4.15% and 2.59%, respectively. The worst performing months for the Fund were February 2018 and March 2018, finishing down -5.17% and -1.13%, respectively.

Nine of the ten sectors in the Fund delivered positive returns during the Reporting Period. In general, cyclical sectors including Technology and Basic Materials, were among the strongest performing U.S. large cap sectors as the U.S. economy continued to improve and more defensive sectors generally lagged. In addition, the Energy sector, which is typically considered a non-cyclical, generated strong returns during the Reporting Period as energy prices increased. Conversely, more defensive sectors including Consumer Goods and Telecommunication, generally underperformed the market during the Reporting Period. The Utilities sector along with other interest rate sensitive sectors also lagged as interest rates climbed during the Reporting Period.

Frequency of Distributions of Premium and Discounts — Information concerning the number of days that the Funds trade at a premium or discount can be found on the Funds’ website, www.oshares.com.

The Fund had an annualized daily volatility4 of 10.99% for the Reporting Period.

Fund Sector	As of June 30, 2018 Based on Net Assets
	Fund Sector Weights	Constituent Companies
Basic Materials	0.91%	4
Consumer Goods	14.42%	25
Consumer Services	13.86%	19
Energy	7.09%	3
Financials	9.69%	20
Health Care	13.29%	7
Industrials	15.80%	26
Technology	13.36%	10
Telecommunications	5.60%	2
Utilities	5.41%	25
Other*	0.57%
Totals	100.00%	141
*	Includes cash, any non-equity securities and net other assets (liabilities)

Portfolio Characteristics	As of June 30, 2018
Book Yield (B/P)[5]	25.17%
Earnings Yield (E/P)[6]	5.26%
Return on Equity (ROE)[7]	20.90%
Debt to Equity (D/E)[8]	76.23%
Dividend Yield (D/P)[9]	3.08%
Forward Earnings Yield (E/P)[10]	6.17%
30-day SEC Yield (subsidized)[11]	2.60%
30-day SEC Yield (unsubsidized)[11]	2.60%
Beta (104 week)[12]	0.89
Average Market Cap (millions)	$143,858
Median Market Cap (millions)	$24,234

Growth of a $10,000 Investment Since Inception at Net Asset Value*
O’Shares FTSE U.S. Quality Dividend ETF — (OUSA)

*	The line graph represents historical performance of a hypothetical investment of $10,000 from July 14, 2015 (OUSA Prior Fund Date of Inception) to June 30, 2018 assuming the reinvestment of distributions.

Average Annual Total Return Since Inception through June 30, 2018

	1 Year	Since Inception
OUSA NAV Return	7.67%	9.77%
OUSA Market Price Return	7.70%	9.79%
U.S. Target Index	8.23%	10.32%

Performance measured by NAV differs from the U.S. Target Index primarily due to fund fees and expenses and taxes.

The U.S. Target Index performance for the Reporting Period was positive, but lower than the broader market, as represented by the S&P 500 Index1 and the FTSE USA Index.13

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s investment adviser, O’Shares Investment Advisers, LLC (“Adviser”) bears all of the ordinary operating expenses of the Fund, except for (i) the management fee, (ii) payments under the Funds’ Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses. As stated in the current prospectus, the current gross expense ratio is 0.48%. Please refer to the Financial Highlights herein for the most recent expense ratio information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.oshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses and taxes, reduce Fund returns. One cannot invest directly in an index.

On June 28, 2018, the OUSA Prior Fund was reorganized into the Fund. The returns presented for the Fund prior to June 28, 2018 reflect the performance of the OUSA Prior Fund.

O’Shares FTSE Russell Small Cap Quality Dividend ETF (OUSM) (Unaudited)

The Fund seeks to track the performance (before fees and expenses) of the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index (the “U.S. Small Cap Target Index”). The U.S. Small Cap Target Index is designed to reflect the performance of publicly-listed small capitalization dividend-paying issuers in the United States exhibiting high quality, low volatility and high dividend yields, as determined by FTSE-Russell (the “Index Provider”). The quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies. Effective May 4, 2018, the U.S. Small Cap Target Index was changed to the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index from the FTSE USA Small Cap Qual/Vol/Yield 3% Capped Factor Index. The Small Cap Target Index performance information reflects the blended performance of FTSE USA Small Cap Qual/Vol/Yield 3% Capped Factor Index through May 3, 2018 and the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index thereafter.

From July 1, 2017 through June 30, 2018 (the “Reporting Period”), the Fund’s market return was 9.35% and its NAV return was 9.39%. The U.S. Small Cap Target Index returned 9.98% during the same Reporting Period. The Fund’s market price at June 30, 2018 was $27.10.3

The Fund posted positive performance in nine of the twelve full months during the Reporting Period, with returns ranging from 3.78% to -5.46%. The best performing months for the Fund were May 2018 and September 2017, finishing up 3.78% and 3.77%, respectively. The worst performing months for the Fund were February 2018 and August 2017, finishing down -5.46% and -1.24%, respectively.

Ten of the eleven sectors in the Fund delivered positive returns during the Reporting Period. Cyclical sectors, including Information Technology and Consumer Discretionary, were among the strongest performing U.S. small cap sectors as the U.S. economy continued to improve and more defensive sectors generally lagged. However, the Energy sector, which is typically considered a non-cyclical, generated strong returns during the Reporting Period as energy prices increased. Conversely, more interest rate sensitive sectors, including Telecommunication Services, Real Estate and Utilities, generally underperformed the market during the Reporting Period.

Frequency of Distributions of Premium and Discounts — Information concerning the number of days that the Funds trade at a premium or discount can be found on the Funds’ website, www.oshares.com.

The Fund had an annualized daily volatility4 of 11.00% for the Reporting Period.

Fund Sector	As of June 30, 2018 Based on Net Assets
	Fund Sector Weights	Constituent Companies
Consumer Discretionary	16.66%	47
Consumer Staples	2.94%	11
Energy	0.66%	3
Financials	17.51%	41
Health Care	9.41%	6
Industrials	23.83%	51
Information Technology	13.54%	19
Materials	6.27%	17
Telecommunication Services	1.42%	4
Utilities	7.61%	23
Other*	0.15%
Totals	100.00%	222
*	Includes cash and any non-equity securities and net other assets (liabilities)

Portfolio Characteristics	As of June 30, 2018
Book Yield (B/P)[5]	30.13%
Earnings Yield (E/P)[6]	4.46%
Return on Equity (ROE)[7]	14.95%
Debt to Equity (D/E)[8]	66.52%
Dividend Yield (D/P)[9]	2.39%
Forward Earnings Yield (E/P)[10]	5.24%
30-day SEC Yield (subsidized)[11]	1.87%
30-day SEC Yield (unsubsidized)[11]	1.87%
Beta (104 week)[12]	1.00
Average Market Cap (millions)	$4,878
Median Market Cap (millions)	$2,516

Growth of a $10,000 Investment Since Inception at Net Asset Value*
O’Shares FTSE Russell Small Cap Quality Dividend ETF (OUSM)

*	The line graph represents historical performance of a hypothetical investment of $10,000 from December 30, 2016 (Date of Inception) to June 30, 2018 assuming the reinvestment of distributions.
**	The U.S. Small Cap Target Index performance information reflects the blended performance of the FTSE USA Small Cap Qual/Vol/Yield 3% Capped Factor Index through May 3, 2018 and the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index thereafter.

Average Annual Total Return Since Inception through June 30, 2018

	1 Year	Since Inception
OUSM NAV Return	9.39%	7.94%
OUSM Market Price Return	9.35%	8.02%
U.S. Small Cap Target Index**	9.98%	8.49%

Performance measured by NAV differs from the U.S. Small Cap Target Index primarily due to fund fees and expenses and taxes.

The U.S. Small Cap Target Index performance for the Reporting Period was positive, but lower than broader market, as represented by the Russell 2000® Index14 and the FTSE USA Small Cap Index.15

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s investment adviser, O’Shares Investment Advisers, LLC (“Adviser”) bears all of the ordinary operating expenses of the Fund, except for (i) the management fee, (ii) payments under the Funds’ Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses. As stated in the current prospectus, the current gross expense ratio is 0.48%. Please refer to the Financial Highlights herein for the most recent expense ratio information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.oshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses and taxes, reduce Fund returns. One cannot invest directly in an index.

v

O’Shares Global Internet Giants ETF (OGIG) (Unaudited)

The Fund seeks to track the performance (before fees and expenses) of the O’Shares Global Internet Giants Index (the “Global Internet Giants Target Index”). The Global Internet Giants Target Index is a rules-based index intended to give investors a means of tracking stocks exhibiting quality and growth characteristics in the “internet sector”, as defined by O’Shares Investment Advisers, LLC (the “Index Provider”).

Since inception from June 5, 2018 through June 30, 2018 (the “Reporting Period”), the Fund’s market return was -3.52% and its NAV return was -3.76%. The Global Internet Giants Target Index returned -3.73% during the same Reporting Period. The Fund’s market price at June 30, 2018 was $24.12.3

On a U.S. dollar-denominated basis, Information Technology related sectors overall delivered negative returns during the Reporting Period. In general, Information Technology related sectors in the U.S. outperformed the S&P 500 Index as the U.S. economy continued to show signs of improvement. Conversely, Information Technology related sectors in China lagged as result of growing global trade tensions.

Frequency of Distributions of Premium and Discounts — Information concerning the number of days that the Funds trade at a premium or discount can be found on the Funds’ website, www.oshares.com.

The Fund had an annualized daily volatility4 of 22.98% for the Reporting Period.

Fund Sector	As of June 30, 2018 Based on Net Assets
	Fund Sector Weights	Constituent Companies
Consumer Discretionary	24.65%	12
Industrials	0.92%	1
Information Technology	74.26%	39
Other*	0.17%
Totals	100.00%	52
*	Includes cash and any non-equity securities and net other assets (liabilities)

Portfolio Characteristics	As of June 30, 2018
Book Yield (B/P)[5]	39.24%
Earnings Yield (E/P)[6]	4.07%
Return on Equity (ROE)[7]	10.37%
Debt to Equity (D/E)[8]	42.96%
Dividend Yield (D/P)[9]	0.20%
Forward Earnings Yield (E/P)[10]	6.88%
30-day SEC Yield (subsidized)[11]	-0.37%
30-day SEC Yield (unsubsidized)[11]	-0.37%
Beta (104 week)[12]	N/A
Average Market Cap (millions)	$236,726
Median Market Cap (millions)	$15,016

Growth of a $10,000 Investment Since Inception at Net Asset Value*
O’Shares Global Internet Giants ETF (OGIG)

*	The line graph represents historical performance of a hypothetical investment of $10,000 from June 5, 2018 (Date of Inception) to June 30, 2018 assuming the reinvestment of distributions.

Average Annual Total Return Since Inception through June 30, 2018

	1 Year	Since Inception
OGIG NAV Return	NA	-3.76%
OGIG Market Price Return	NA	-3.52%
Global Internet Giants Target Index	NA	-3.73%
NASDAQ-100 Index[16]	NA	-1.40%

Performance measured by NAV differs from the O’Shares Global Internet Giants Index primarily due to fund fees and expenses and taxes.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the Fund’s investment adviser, O’Shares Investment Advisers, LLC (“Adviser”) bears all of the ordinary operating expenses of the Fund, except for (i) the management fee, (ii) payments under the Funds’ Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses. As stated in the current prospectus, the current gross expense ratio is 0.48%. Please refer to the Financial Highlights herein for the most recent expense ratio information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.oshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses and taxes, reduce Fund returns. One cannot invest directly in an index.

O’Shares FTSE Europe Quality Dividend ETF (OEUR) (Unaudited)

The Fund seeks to track the performance (before fees and expenses) of the FTSE Developed Europe Qual/Vol/Yield Factor 5% Capped Index (the “Europe Target Index”). The Europe Target Index is designed to reflect the performance of publicly-listed large capitalization and mid-capitalization dividend-paying issuers in Europe exhibiting high quality, low volatility and high dividend yields, as determined by FTSE-Russell (the “Index Provider”). The quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines.

On June 28, 2018 an identically named predecessor to the Fund that was a series of FQF Trust (the “OEUR Prior Fund”) was reorganized into the Fund via a tax-free reorganization. The OEUR Prior Fund had the same name, ticker symbol and underlying index as the Fund. The investment objectives of the OEUR Prior Fund and the Fund are identical and the investment strategies of the OEUR Prior Fund and the Fund are substantially the same. The returns presented for the Fund prior to June 28, 2018 reflect the performance of the OEUR Prior Fund. The Fund has adopted the historical performance of the OEUR Prior Fund.

From July 1, 2017 through June 30, 2018 (the “Reporting Period”), the Fund’s market return was -0.41% and its NAV return was 0.53%. The Europe Target Index returned 1.87% during the same Reporting Period. The Fund’s market price at June 30, 2018 was $23.86.3

The Fund posted positive performance in nine of the twelve months during the Reporting Period, with returns ranging from 3.41% to 6.64%. The best performing months for the Fund were January 2018 and April 2018, finishing up 3.41% and 2.10%, respectively. The worst performing months for the Fund were February 2018 and May 2018, finishing -6.64% and -3.18%, respectively.

On a U.S. dollar-denominated basis, six of the ten sectors in OEUR delivered positive returns during the Reporting Period. Cyclical sectors, including Technology and Basic Materials, were among the strongest performing sectors as the Eurozone economy continued to improve. However, the Energy sector, which is typically considered a non-cyclical, generated strong returns during the Reporting Period as energy prices increased. Conversely, defensive sectors, including Telecommunication and Health Care, generally underperformed the market during the Reporting Period.

Frequency of Distributions of Premium and Discounts — Information concerning the number of days that the Fund trades at a premium or discount can be found on the Fund’s website, www.oshares.com.

The Fund had an annualized daily volatility4 of 13.76% for the Period.

Fund Sector	As of June 30, 2018 Based on Net Assets
	Fund Sector Weights	Constituent Companies
Basic Materials	4.18%	14
Energy	5.09%	3
Consumer Goods	18.17%	17
Consumer Services	6.75%	32
Financials	13.38%	26
Health Care	19.03%	11
Industrials	15.41%	44
Technology	0.66%	1
Telecommunications	8.41%	13
Utilities	7.50%	21
Other*	1.42%
Totals	100.00%	182
*	Includes cash and any non-equity securities and net other assets (liabilities) and delisted securities.

Portfolio Characteristics	As of June 30, 2018
Book Yield (B/P)[5]	43.69%
Earnings Yield (E/P)[6]	6.82%
Return on Equity (ROE)[7]	15.83%
Debt to Equity (D/E)[8]	64.23%
Dividend Yield (D/P)[9]	3.98%
Forward Earnings Yield (E/P)[10]	6.73%
30-day SEC Yield (subsidized)[11]	2.94%
30-day SEC Yield (unsubsidized)[11]	2.91%
Beta (104 week)[12]	0.915
Average Market Cap (millions)	$77,034
Median Market Cap (millions)	$12,567

Growth of a $10,000 Investment Since Inception at Net Asset Value*
O’Shares FTSE Europe Quality Dividend ETF — (OEUR)

*	The line graph represents historical performance of a hypothetical investment of $10,000 from August 19, 2015 (OEUR Prior Fund Date of Inception) to June 30, 2018 assuming the reinvestment of distributions.

Average Annual Total Return Since Inception through June 30, 2018

	1 Year	Since Inception
OEUR NAV Return	0.53%	1.45%
OEUR Market Price Return	-0.41%	1.33%
Europe Target Index	1.87%	2.61%

Performance measured by NAV differs from the Europe Target Index primarily due to fund fees and expenses and taxes.

The Europe Target Index performance for the Reporting Period was positive, but lower than the broader market, as represented by the FTSE Developed Europe Index.17

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the Fund’s investment adviser, O’Shares Investment Advisers, LLC (“Adviser”) bears all of the ordinary operating expenses of the Fund, except for (i) the management fee, (ii) payments under the Funds’ Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses. As stated in the current prospectus, the current gross expense ratio is 0.48%. Please refer to the Financial Highlights herein for the most recent expense ratio information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.oshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses and taxes, reduce Fund returns. One cannot invest directly in an index.

On June 28, 2018, the OEUR Prior Fund was reorganized into the Fund. The returns presented for the Fund prior to June 28, 2018 reflect the performance of the OEUR Prior Fund.

O’Shares FTSE Russell International Quality Dividend ETF (ONTL) (Unaudited)

The Fund seeks to track the performance (before fees and expenses) of the FTSE Developed ex US Qual/Vol/Yield 5% Capped Factor Index (the “International Target Index”). The International Target Index is designed to reflect the performance of publicly-listed large capitalization and mid-capitalization dividend-paying international issuers exhibiting high quality, low volatility and high dividend yields, as determined by FTSE-Russell (the “Index Provider”). The quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

From July 1, 2017 through June 30, 2018 (the “Reporting Period”), the Fund’s market return was 1.07% and its NAV return was 2.14% The International Target Index returned 3.25% during the same Reporting Period. The Fund’s market price at June 30, 2018 was $26.30.3

The Fund posted positive performance in eight of the twelve months during the Reporting Period, with returns ranging from 2.78% to -5.90%. The best performing months for the Fund were January 2018 and April 2018, finishing up 2.78% and 2.06%, respectively. The worst performing months for the Fund were February 2018 and May 2018, finishing -5.90% and -1.79%, respectively.

On a U.S. dollar-denominated basis, holdings in seven of the eleven sectors in ONTL delivered positive returns for the Reporting Period. The strongest performing sector was Energy as energy prices increased during the Reporting Period. The Materials and Consumer Discretionary sectors generally considered cyclical sectors, also performed well as global economic conditions improved. Conversely, more defensive sectors such as Telecommunications Services and Health Care generally underperformed the broad market.

The strongest performing region was Asia as economic conditions in the region improved. Countries including Hong Kong, Japan and Australia, were among the strongest performing Asian countries in the Fund. Conversely, countries including South Korea, Sweden and Switzerland were among the weakest performing countries in the Fund.

Frequency of Distributions of Premium and Discounts — Information concerning the number of days that the Funds trade at a premium or discount can be found on the Funds’ website, www.oshares.com.

The Fund had an annualized daily volatility4 of 11.91% for the Reporting Period.

Fund Sector	As of June 30, 2018 Based on Net Assets
	Fund Sector Weights	Constituent Companies
Consumer Discretionary	8.67%	62
Consumer Staples	14.79%	27
Energy	5.89%	17
Financials	7.20%	31
Health Care	15.95%	20
Industrials	15.10%	90
Information Technology	3.78%	12
Materials	5.07%	37
Real Estate	8.40%	37
Telecommunication Services	8.19%	25
Utilities	5.68%	33
Exchange Traded Funds	0.98%	1
Other*	0.30%
Totals	100.00%	392
*	Includes cash and any non-equity securities and net other assets (liabilities)

Portfolio Characteristics	As of June 30, 2018
Book Yield (B/P)[5]	46.28%
Earnings Yield (E/P)[6]	6.56%
Return on Equity (ROE)[7]	14.17%
Debt to Equity (D/E)[8]	23.58%
Dividend Yield (D/P)[9]	1.93%
Forward Earnings Yield (E/P)[10]	2.91%
30-day SEC Yield (subsidized)[11]	3.05%
30-day SEC Yield (unsubsidized)[11]	3.05%
Beta (104 week)[12]	0.90
Average Market Cap (millions)	$70,138
Median Market Cap (millions)	$10,107

x

Growth of a $10,000 Investment Since Inception at Net Asset Value*
O’Shares FTSE Russell International Quality Dividend ETF — (ONTL)

*	The line graph represents historical performance of a hypothetical investment of $10,000 from March 22, 2017 (Date of Inception) to June 30, 2018 assuming the reinvestment of distributions.

Average Annual Total Return Since Inception through June 30, 2018

	1 Year	Since Inception
ONTL NAV Return	2.14%	6.84%
ONTL Market Price Return	1.07%	6.84%
International Target Index	3.25%	7.87%

Performance measured by NAV differs from the International Target Index primarily due to fund fees and expenses and taxes.

The International Target Index performance for the Reporting Period was positive, but lower than the broader market, as represented by the FTSE Developed ex US Index18 and the MSCI ACWI ex USA Index.2

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s investment adviser, O’Shares Investment Advisers, LLC (“Adviser”) bears all of the ordinary operating expenses of the Fund, except for (i) the management fee, (ii) payments under the Funds’ Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses. As stated in the current prospectus, the current gross expense ratio is 0.48%. Please refer to the Financial Highlights herein for the most recent expense ratio information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.oshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses and taxes, reduce Fund returns. One cannot invest directly in an index.

O’Shares FTSE Asia Pacific Quality Dividend ETF (OASI) (Unaudited)

The Fund seeks to track the performance (before fees and expenses) of the FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Index (the “AP Target Index”). The AP Target Index is designed to reflect the performance of publicly-listed large capitalization and mid-capitalization dividend-paying issuers in the Asia-Pacific region exhibiting high quality, low volatility and high dividend yields, as determined by FTSE-Russell (the “Index Provider”). The quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines.

On June 28, 2018 an identically named predecessor to the Fund that was a series of FQF Trust (the “OASI Prior Fund”) was reorganized into the Fund via a tax-free reorganization. The OASI Prior Fund had the same name, ticker symbol and underlying index as the Fund. The investment objectives of the OASI Prior Fund and the Fund are identical and the investment strategies of the OASI Prior Fund and the Fund are substantially the same. The returns presented for the Fund prior to June 28, 2018 reflect the performance of the OASI Prior Fund. The Fund has adopted the historical performance of the OASI Prior Fund.

From July 1, 2017 through June 30, 2018 (the “Reporting Period”), the Fund’s market return was 7.12% and its NAV return was 7.47%. The AP Target Index returned 8.64% during the Reporting Period. The Fund’s market price at June 30, 2018 was $28.61.3

The Fund posted positive performance in seven of the twelve months for the Reporting Period, with returns ranging from 3.33% to -3.52%. The best performing months for the Fund were July 2017 and October 2017, finishing up 3.33% and 2.84%, respectively. The worst performing months for the Fund were February 2018 and June 2018, finishing down -3.52% and -1.71%, respectively.

On a U.S. dollar denominated basis, nine of the ten sectors in OASI delivered positive returns for the Reporting Period. Health Care and Energy were among the best performing sectors. The Energy sector benefited from rising energy prices during the Reporting Period. Conversely, sectors such as Telecommunications and Utilities were among the worst performing sectors as investors moved towards equity sectors with more exposure to improving economic conditions. From a country allocation perspective, OASI’s holdings in Japan and Australia contributed most to returns on a U.S. dollar-denominated basis. Conversely, OASI’s holdings in South Korea generally were the weakest performers in the Fund on a U.S. dollar-denominated basis.

Frequency of Distributions of Premium and Discounts — Information concerning the number of days that the Fund trades at a premium or discount can be found on the Fund’s website, www.oshares.com.

The Fund had an annualized daily volatility4 of 26.64% for the Period.

Fund Sector	As of June 30, 2018 Based on Net Assets
	Fund Sector Weights	Constituent Companies
Basic Materials	4.00%	18
Consumer Goods	18.92%	43
Consumer Services	14.08%	57
Energy	3.00%	7
Financials	19.20%	42
Health Care	6.10%	19
Industrials	17.19%	68
Technology	2.03%	12
Telecommunications	8.25%	11
Utilities	5.40%	17
Other*	1.83%
Totals	100.00%	294
*	Includes cash, any non-equity securities and net other assets (liabilities)

Portfolio Characteristics	As of June 30, 2018
Book Yield (B/P)[5]	225.13%
Earnings Yield (E/P)[6]	37.08%
Return on Equity (ROE)[7]	16.43%
Debt to Equity (D/E)[8]	39.09%
Dividend Yield (D/P)[9]	3.57%
Forward Earnings Yield (E/P)[10]	7.22%
30-day SEC Yield (subsidized)[11]	2.86%
30-day SEC Yield (unsubsidized)[11]	2.71%
Beta (104 week)[12]	0.88
Average Market Cap (millions)	$42,237
Median Market Cap (millions)	$5,582

Growth of a $10,000 Investment Since Inception at Net Asset Value*
O’Shares FTSE Asia Pacific Quality Dividend ETF — (OASI)

*	The line graph represents historical performance of a hypothetical investment of $10,000 from August 19, 2015 (OASI Prior Fund Date of Inception) to June 30, 2018 assuming the reinvestment of distributions.

Average Annual Total Return Since Inception through June 30, 2018

	1 Year	Since Inception
OASI NAV Return	7.47%	8.68%
OASI Market Price Return	7.12%	8.65%
AP Target Index	8.64%	9.89%

Performance measured by NAV differs from the International Target Index primarily due to fund fees and expenses and taxes.

The AP Target Index performance for the Reporting Period was positive, but lower than the broader market, as represented by the FTSE Developed Asia Pacific Index.19

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s investment adviser, O’Shares Investment Advisers, LLC (“Adviser”) bears all of the ordinary operating expenses of the Fund, except for (i) the management fee, (ii) payments under the Funds’ Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses. As stated in the current prospectus, the current gross expense ratio is 0.48%. Please refer to the Financial Highlights herein for the most recent expense ratio information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.oshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses and taxes, reduce Fund returns. One cannot invest directly in an index.

On June 28, 2018, the OASI Prior Fund was reorganized into the Fund. The returns presented for the Fund prior to June 28, 2018 reflect the performance of the OASI Prior Fund.

Footnotes to Shareholder Letter and Management Discussion of Fund Performance:

1.	S&P 500 Index — The Standard & Poor’s 500 Stock Index consists of 500 large-cap common stocks actively traded on the NYSE and NASDAQ.
2.	MSCI ACWI ex USA Index — The MSCI All Country World Index Ex USA Index is comprised of large and mid-cap stocks from developed markets excluding the U.S. The index covers 85% of the global equity investment universe outside the U.S.
3.	A Fund’s per share net asset value (“NAV”) is the value of one share of the Fund. NAV is calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the Fund, and the Market Price Return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer at 4:00 p.m. Eastern time on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV.
4.	Volatility is a statistical measure of the dispersion of returns for a given security or market index.
5.	Book Yield (Price/Book Ratio) is equivalent to a firm’s stock price divided by total assets minus intangible assets and liabilities.
6.	Earnings Yield (which is the inverse of the P/E ratio) shows the percentage of each dollar invested in the stock that was earned by the company.
7.	Return on Equity (ROE) is a measure of profitability that calculates how many dollars of profit a company generates with each dollar of shareholders’ equity. The formula for ROE is: ROE = Net Income/Shareholders’ Equity.
8.	Debt to Equity Ratio (D/E) is a debt ratio used to measure a company’s financial leverage, calculated by dividing a company’s total liabilities by its stockholders’ equity. The D/E ratio indicates how much debt a company is using to finance its assets relative to the amount of value represented in shareholders’ equity.
9.	Dividend Yield is a dividend expressed as a percentage of the current share price.
10.	Forward Earnings Yield is the quotient of earnings per share divided by the share price. It is the reciprocal of the P/E ratio.
11.	The 30-day SEC yield is calculated with a standardized formula mandated by the SEC. The formula is based on maximum offering price per share and includes the effect of any fee waivers. Without waivers, yields would be reduced. The 30-day unsubsidized SEC yield does not reflect waivers in effect. A fund’s actual distribution rate will differ from the SEC yield and any income distributions from the fund may be higher or lower than the SEC yield.
12.	Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole.
13.	FTSE USA Index — The FTSE USA Index is a market-capitalization weighted index representing the performance of US large and mid cap stocks. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.
14.	Russell 2000® Index — The Russell 2000® Stock Index consists of 2000 of the smallest companies in the Russell 3000® index, actively traded on the NYSE and NASDAQ exchanges.
15.	FTSE USA Small Cap Index — The FTSE USA Small Cap Index is a market-capitalization weighted index representing the performance of US small cap stocks. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

16.	NASDAQ-100 Index — The NASDAQ-100 Index is a modified capitalization-weighted index of the 100 largest and most active non-financial domestic and international issues listed on the NASDAQ.
17.	FTSE Developed Europe Index — The FTSE Developed Europe Index comprises large and mid-cap stocks providing coverage of the developed markets in Europe. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.
18.	FTSE Developed ex US Index — The FTSE Developed ex US Index comprises stocks providing coverage of developed international markets excluding the U.S. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.
19.	FTSE Developed Asia Pacific Index — The FTSE Developed Asia Pacific Index comprises large and mid-cap stocks providing coverage of the developed markets in Asia Pacific. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

OSI ETF Trust
O'Shares FTSE U.S. Quality Dividend ETF
Schedule of Investments
June 30, 2018

Investments	Number of Shares	Value
Common Stocks – 99.4%
Aerospace & Defense – 5.0%
Boeing Co. (The)	29,894	$10,029,736
General Dynamics Corp.	8,713	1,624,190
Lockheed Martin Corp.	15,008	4,433,814
Raytheon Co.	10,720	2,070,890
United Technologies Corp.	20,543	2,568,491
		20,727,121
Air Freight & Logistics – 1.2%
Expeditors International of Washington, Inc.	5,193	379,608
United Parcel Service, Inc., Class B	43,031	4,571,183
		4,950,791
Auto Components – 0.1%
Gentex Corp.	8,308	191,250
Beverages – 3.8%
Coca-Cola Co. (The)	177,952	7,804,975
Dr Pepper Snapple Group, Inc.	7,666	935,252
PepsiCo, Inc.	61,544	6,700,295
		15,440,522
Capital Markets – 1.2%
Franklin Resources, Inc.	24,254	777,341
T. Rowe Price Group, Inc.	36,180	4,200,136
		4,977,477
Chemicals – 0.8%
Air Products & Chemicals, Inc.	9,112	1,419,012
International Flavors & Fragrances, Inc.	2,839	351,922
Praxair, Inc.	10,720	1,695,368
		3,466,302
Commercial Services & Supplies – 0.4%
Republic Services, Inc.	6,273	428,823
Waste Management, Inc.	17,286	1,406,043
		1,834,866
Communications Equipment – 2.6%
Cisco Systems, Inc.	244,684	10,528,753
Containers & Packaging – 0.1%
Avery Dennison Corp.	2,680	273,628
Bemis Co., Inc.	2,558	107,973
		381,601
Distributors – 0.2%
Genuine Parts Co.	9,916	910,190
Diversified Telecommunication Services – 5.6%
AT&T, Inc.	418,884	13,450,365
Verizon Communications, Inc.	190,548	9,586,470
		23,036,835
Electric Utilities – 3.7%
Alliant Energy Corp.	8,441	357,223
American Electric Power Co., Inc.	19,661	1,361,524

Investments	Number of Shares	Value
Avangrid, Inc.	2,680	$141,852
Duke Energy Corp.	26,656	2,107,957
Edison International	12,864	813,905
Entergy Corp.	7,108	574,255
Eversource Energy	12,328	722,544
Exelon Corp.	29,979	1,277,106
FirstEnergy Corp.	14,172	508,917
NextEra Energy, Inc.	16,080	2,685,842
PG&E Corp.	20,165	858,223
Pinnacle West Capital Corp.	4,152	334,485
PPL Corp.	30,417	868,405
Southern Co. (The)	32,964	1,526,563
Xcel Energy, Inc.	20,005	913,828
		15,052,629
Electrical Equipment – 0.4%
Eaton Corp. plc	14,340	1,071,772
Rockwell Automation, Inc.	3,484	579,145
		1,650,917
Electronic Equipment, Instruments & Components – 0.3%
TE Connectivity Ltd.	12,060	1,086,124
Equity Real Estate Investment Trusts (REITs) – 6.9%
AvalonBay Communities, Inc.	14,913	2,563,396
Duke Realty Corp.	21,708	630,183
Equity Residential	61,908	3,942,920
Extra Space Storage, Inc.	10,585	1,056,489
Federal Realty Investment Trust	5,496	695,519
GGP, Inc.	54,653	1,116,561
Hospitality Properties Trust	9,295	265,930
Host Hotels & Resorts, Inc.	73,164	1,541,565
Liberty Property Trust	15,008	665,305
Macerich Co. (The)	11,524	654,909
Public Storage	28,676	6,505,437
Regency Centers Corp.	9,403	583,738
Simon Property Group, Inc.	39,584	6,736,801
Vornado Realty Trust	12,864	950,907
Weingarten Realty Investors	12,975	399,760
		28,309,420
Food & Staples Retailing – 2.6%
Sysco Corp.	15,008	1,024,896
Walgreens Boots Alliance, Inc.	29,069	1,744,576
Walmart, Inc.	93,532	8,011,016
		10,780,488
Food Products – 1.0%
Campbell Soup Co.	8,844	358,536
General Mills, Inc.	26,824	1,187,230
Hershey Co. (The)	6,700	623,502
Hormel Foods Corp.	14,041	522,466
JM Smucker Co. (The)	3,378	363,067
Kellogg Co.	9,165	640,359
McCormick & Co., Inc. (Non-Voting)	4,995	579,869
		4,275,029

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE U.S. Quality Dividend ETF
Schedule of Investments
June 30, 2018

Investments	Number of Shares	Value
Health Care Equipment & Supplies – 1.8%
Abbott Laboratories	58,424	$3,563,280
Medtronic plc	44,756	3,831,561
		7,394,841
Health Care Providers & Services – 0.9%
CVS Health Corp.	59,624	3,836,804
Hotels, Restaurants & Leisure – 3.0%
Carnival Corp.	13,936	798,672
Darden Restaurants, Inc.	6,032	645,786
McDonald's Corp.	48,131	7,541,646
Starbucks Corp.	65,124	3,181,308
		12,167,412
Household Durables – 0.2%
Garmin Ltd.	9,380	572,180
Leggett & Platt, Inc.	7,504	334,979
		907,159
Household Products – 4.9%
Church & Dwight Co., Inc.	8,040	427,406
Clorox Co. (The)	6,968	942,422
Colgate-Palmolive Co.	49,848	3,230,649
Kimberly-Clark Corp.	23,584	2,484,339
Procter & Gamble Co. (The)	168,840	13,179,650
		20,264,466
Industrial Conglomerates – 3.5%
3M Co.	36,716	7,222,771
General Electric Co.	253,796	3,454,164
Honeywell International, Inc.	27,068	3,899,145
		14,576,080
Insurance – 1.6%
Arthur J Gallagher & Co.	11,792	769,782
Everest Re Group Ltd.	2,412	555,918
Marsh & McLennan Cos., Inc.	63,649	5,217,308
		6,543,008
IT Services – 4.5%
Accenture plc, Class A	30,016	4,910,317
Amdocs Ltd.	7,236	478,951
Automatic Data Processing, Inc.	26,800	3,594,952
Broadridge Financial Solutions, Inc.	4,690	539,819
International Business Machines Corp.	50,920	7,113,524
Paychex, Inc.	28,408	1,941,687
		18,579,250
Leisure Products – 0.1%
Hasbro, Inc.	4,165	384,471
Machinery – 0.9%
Cummins, Inc.	7,170	953,610
Illinois Tool Works, Inc.	12,328	1,707,921
Snap-on, Inc.	2,144	344,584
Stanley Black & Decker, Inc.	4,020	533,896
		3,540,011

Investments	Number of Shares	Value
Media – 1.6%
Interpublic Group of Cos., Inc. (The)	11,256	$263,841
Omnicom Group, Inc.	10,720	817,614
Walt Disney Co. (The)	52,528	5,505,460
		6,586,915
Multiline Retail – 0.6%
Target Corp.	29,545	2,248,965
Multi-Utilities – 1.6%
Ameren Corp.	9,679	588,967
CenterPoint Energy, Inc.	17,913	496,369
CMS Energy Corp.	9,112	430,815
Consolidated Edison, Inc.	11,864	925,155
Dominion Energy, Inc.	19,377	1,321,124
DTE Energy Co.	6,317	654,631
Public Service Enterprise Group, Inc.	22,244	1,204,290
SCANA Corp.	4,824	185,821
WEC Energy Group, Inc.	14,816	957,854
		6,765,026
Oil, Gas & Consumable Fuels – 7.1%
Chevron Corp.	55,476	7,013,831
Exxon Mobil Corp.	241,736	19,998,819
Occidental Petroleum Corp.	25,192	2,108,067
		29,120,717
Pharmaceuticals – 11.5%
Bristol-Myers Squibb Co.	58,960	3,262,846
Eli Lilly & Co.	45,159	3,853,418
Johnson & Johnson	157,754	19,141,870
Merck & Co., Inc.	140,968	8,556,758
Pfizer, Inc.	341,968	12,406,599
		47,221,491
Professional Services – 0.2%
Nielsen Holdings plc	9,808	303,361
Robert Half International, Inc.	4,599	299,395
		602,756
Road & Rail – 1.1%
Union Pacific Corp.	31,493	4,461,928
Semiconductors & Semiconductor Equipment – 8.8%
Analog Devices, Inc.	20,636	1,979,405
Intel Corp.	347,596	17,278,997
Maxim Integrated Products, Inc.	15,812	927,532
QUALCOMM, Inc.	94,068	5,279,096
Texas Instruments, Inc.	89,780	9,898,245
Xilinx, Inc.	12,917	842,964
		36,206,239
Specialty Retail – 5.1%
Foot Locker, Inc.	3,752	197,543
Home Depot, Inc. (The)	74,448	14,524,805
L Brands, Inc.	6,700	247,096
Lowe's Cos., Inc.	29,361	2,806,030

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE U.S. Quality Dividend ETF
Schedule of Investments
June 30, 2018

Investments	Number of Shares	Value
Tiffany & Co.	3,083	$405,723
TJX Cos., Inc. (The)	30,168	2,871,390
		21,052,587
Textiles, Apparel & Luxury Goods – 1.0%
NIKE, Inc., Class B	37,384	2,978,757
VF Corp.	15,612	1,272,690
		4,251,447
Tobacco – 3.0%
Altria Group, Inc.	79,727	4,527,697
Philip Morris International, Inc.	96,480	7,789,795
		12,317,492
Trading Companies & Distributors – 0.4%
Fastenal Co.	14,472	696,538
WW Grainger, Inc.	2,948	909,163
		1,605,701

Investments	Number of Shares	Value
Water Utilities – 0.1%
American Water Works Co., Inc.	5,092	$434,755
Total Common Stocks (Cost $398,298,932)		408,669,836
Total Investments – 99.4% (Cost $398,298,932)		408,669,836
Other Assets Less Liabilities – 0.6%		2,598,861
Net Assets – 100.0%		$411,268,697

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,699,111
Aggregate gross unrealized depreciation	(22,253,126)
Net unrealized appreciation	$10,445,985
Federal income tax cost of investments	$398,223,851

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Schedule of Investments
June 30, 2018

Investments	Number of Shares	Value
Common Stocks – 99.9%
Aerospace & Defense – 0.4%
Hexcel Corp.	7,975	$529,380
National Presto Industries, Inc.	568	70,432
		599,812
Air Freight & Logistics – 0.3%
Forward Air Corp.	6,038	356,725
Airlines – 0.1%
Allegiant Travel Co.	327	45,436
Copa Holdings SA, Class A	614	58,097
		103,533
Auto Components – 0.5%
Cooper Tire & Rubber Co.	3,871	101,807
LCI Industries	6,940	625,641
		727,448
Banks – 1.4%
Bank of Hawaii Corp.	3,201	267,027
City Holding Co.	1,281	96,370
Community Trust Bancorp, Inc.	895	44,705
PacWest Bancorp	13,437	664,057
Umpqua Holdings Corp.	16,558	374,045
United Bankshares, Inc.	8,615	313,586
Washington Trust Bancorp, Inc.	895	52,000
Westamerica Bancorp	1,953	110,364
		1,922,154
Building Products – 2.8%
AAON, Inc.	3,906	129,875
AO Smith Corp.	22,014	1,302,128
Apogee Enterprises, Inc.	3,159	152,169
Lennox International, Inc.	6,874	1,375,831
Simpson Manufacturing Co., Inc.	14,590	907,352
		3,867,355
Capital Markets – 11.0%
Artisan Partners Asset Management, Inc., Class A	22,075	665,561
BGC Partners, Inc., Class A	38,495	435,763
BrightSphere Investment Group plc	29,863	425,846
Cohen & Steers, Inc.	11,258	469,571
Eaton Vance Corp.	47,836	2,496,561
Evercore, Inc., Class A	10,436	1,100,476
FactSet Research Systems, Inc.	9,019	1,786,664
Federated Investors, Inc., Class B	50,365	1,174,512
Greenhill & Co., Inc.	11,619	329,980
Lazard Ltd., Class A	62,469	3,055,359
Legg Mason, Inc.	12,654	439,473
LPL Financial Holdings, Inc.	13,642	894,097
MarketAxess Holdings, Inc.	2,816	557,174
Morningstar, Inc.	2,200	282,150

Investments	Number of Shares	Value
Virtus Investment Partners, Inc.	970	$124,112
Waddell & Reed Financial, Inc., Class A	36,195	650,424
WisdomTree Investments, Inc.	11,009	99,962
		14,987,685
Chemicals – 3.0%
A Schulman, Inc.	4,950	220,275
Cabot Corp.	6,682	412,747
Innophos Holdings, Inc.	6,131	291,836
NewMarket Corp.	1,487	601,491
Olin Corp.	35,866	1,030,072
Quaker Chemical Corp.	1,632	252,748
RPM International, Inc.	12,439	725,442
Sensient Technologies Corp.	7,348	525,749
		4,060,360
Commercial Services & Supplies – 5.3%
ABM Industries, Inc.	5,564	162,358
Brady Corp., Class A	16,185	623,932
Covanta Holding Corp.	11,460	189,090
Healthcare Services Group, Inc.	60,791	2,625,563
Herman Miller, Inc.	14,017	475,176
HNI Corp.	8,865	329,778
KAR Auction Services, Inc.	13,172	721,826
Knoll, Inc.	10,048	209,099
LSC Communications, Inc.	12,879	201,685
McGrath RentCorp	4,548	287,752
MSA Safety, Inc.	4,253	409,734
Rollins, Inc.	14,635	769,508
Steelcase, Inc., Class A	15,159	204,646
		7,210,147
Communications Equipment – 2.3%
ADTRAN, Inc.	43,934	652,420
InterDigital, Inc.	31,321	2,533,869
		3,186,289
Construction & Engineering – 0.1%
Comfort Systems USA, Inc.	3,615	165,567
Consumer Finance – 0.3%
FirstCash, Inc.	5,319	477,912
Containers & Packaging – 1.7%
AptarGroup, Inc.	5,937	554,397
Graphic Packaging Holding Co.	34,912	506,573
Sonoco Products Co.	24,019	1,260,998
		2,321,968
Distributors – 0.9%
Pool Corp.	8,576	1,299,264
Diversified Consumer Services – 0.2%
Capella Education Co.	2,329	229,872

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Schedule of Investments
June 30, 2018

Investments	Number of Shares	Value
Diversified Telecommunication Services – 1.2%
ATN International, Inc.	3,594	$189,655
Cogent Communications Holdings, Inc.	25,856	1,380,711
Consolidated Communications Holdings, Inc.	9,631	119,039
		1,689,405
Electric Utilities – 4.4%
ALLETE, Inc.	4,631	358,486
El Paso Electric Co.	3,273	193,434
Evergy, Inc.	25,382	1,425,199
Hawaiian Electric Industries, Inc.	12,073	414,104
IDACORP, Inc.	4,323	398,754
MGE Energy, Inc.	4,233	266,891
OGE Energy Corp.	61,233	2,156,014
Otter Tail Corp.	4,139	197,016
PNM Resources, Inc.	4,935	191,971
Portland General Electric Co.	10,935	467,581
		6,069,450
Electrical Equipment – 1.0%
Hubbell, Inc.	12,934	1,367,641
Electronic Equipment, Instruments & Components – 2.9%
AVX Corp.	21,329	334,225
Badger Meter, Inc.	4,749	212,280
Dolby Laboratories, Inc., Class A	6,953	428,931
FLIR Systems, Inc.	18,815	977,816
National Instruments Corp.	36,216	1,520,348
Vishay Intertechnology, Inc.	19,717	457,434
		3,931,034
Energy Equipment & Services – 0.6%
Oceaneering International, Inc.	16,154	411,281
Rowan Cos. plc, Class A*	22,017	357,116
		768,397
Food & Staples Retailing – 0.1%
SpartanNash Co.	3,470	88,554
Weis Markets, Inc.	2,212	117,988
		206,542
Food Products – 1.6%
Flowers Foods, Inc.	41,398	862,320
Fresh Del Monte Produce, Inc.	5,215	232,328
J&J Snack Foods Corp.	2,795	426,154
Lancaster Colony Corp.	4,414	610,986
Tootsie Roll Industries, Inc.	2,095	64,631
		2,196,419
Gas Utilities – 1.6%
National Fuel Gas Co.	8,928	472,827
Northwest Natural Gas Co.	2,953	188,401
ONE Gas, Inc.	3,705	276,912
South Jersey Industries, Inc.	6,140	205,506

Investments	Number of Shares	Value
Southwest Gas Holdings, Inc.	5,960	$454,569
UGI Corp.	12,167	633,536
		2,231,751
Health Care Equipment & Supplies – 4.1%
Abaxis, Inc.	8,294	688,485
Meridian Bioscience, Inc.	27,300	434,070
STERIS plc	43,122	4,528,241
		5,650,796
Health Care Providers & Services – 3.0%
Encompass Health Corp.	46,573	3,153,924
Owens & Minor, Inc.	54,972	918,582
		4,072,506
Hotels, Restaurants & Leisure – 7.0%
Bloomin' Brands, Inc.	14,527	291,993
Brinker International, Inc.	16,940	806,344
Cheesecake Factory, Inc. (The)	17,347	955,126
Cracker Barrel Old Country Store, Inc.	7,081	1,106,123
Dine Brands Global, Inc.	1,525	114,070
Dunkin' Brands Group, Inc.	6,946	479,760
Extended Stay America, Inc.	16,293	352,092
International Game Technology plc	6,683	155,313
International Speedway Corp., Class A	3,223	144,068
Jack in the Box, Inc.	5,253	447,135
Papa John's International, Inc.	3,683	186,802
Six Flags Entertainment Corp.	15,221	1,066,231
Sonic Corp.	5,526	190,205
Speedway Motorsports, Inc.	1,699	29,495
Texas Roadhouse, Inc.	14,840	972,168
Vail Resorts, Inc.	8,318	2,280,712
		9,577,637
Household Durables – 0.8%
Ethan Allen Interiors, Inc.	5,260	128,870
La-Z-Boy, Inc.	6,238	190,883
MDC Holdings, Inc.	4,318	132,865
Tupperware Brands Corp.	14,438	595,423
		1,048,041
Household Products – 0.4%
WD-40 Co.	3,416	499,590
Industrial Conglomerates – 1.5%
Carlisle Cos., Inc.	16,566	1,794,264
Raven Industries, Inc.	8,078	310,599
		2,104,863
Insurance – 4.6%
American Financial Group, Inc.	5,331	572,176
AmTrust Financial Services, Inc.	8,879	129,367
Argo Group International Holdings Ltd.	3,019	175,555
Aspen Insurance Holdings Ltd.	5,785	235,450
Assured Guaranty Ltd.	19,799	707,418

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Schedule of Investments
June 30, 2018

Investments	Number of Shares	Value
First American Financial Corp.	27,363	$1,415,214
Infinity Property & Casualty Corp.	1,139	162,137
Mercury General Corp.	3,200	145,792
ProAssurance Corp.	9,895	350,778
RLI Corp.	13,065	864,772
Safety Insurance Group, Inc.	3,901	333,145
Validus Holdings Ltd.	17,888	1,209,229
		6,301,033
Internet & Direct Marketing Retail – 0.1%
Nutrisystem, Inc.	2,492	95,942
Internet Software & Services – 0.7%
NIC, Inc.	57,997	901,853
IT Services – 5.3%
Convergys Corp.	20,927	511,456
CSG Systems International, Inc.	17,856	729,775
EVERTEC, Inc.	10,509	229,621
Jack Henry & Associates, Inc.	19,475	2,538,761
ManTech International Corp., Class A	7,870	422,147
Sabre Corp.	22,705	559,451
Science Applications International Corp.	26,473	2,142,460
TTEC Holdings, Inc.	1,680	58,044
		7,191,715
Leisure Products – 0.7%
Brunswick Corp.	11,337	731,010
Sturm Ruger & Co., Inc.	4,353	243,768
		974,778
Life Sciences Tools & Services – 2.3%
Bio-Techne Corp.	21,287	3,149,412
Machinery – 6.6%
Allison Transmission Holdings, Inc.	12,761	516,693
Astec Industries, Inc.	2,008	120,078
Crane Co.	7,586	607,866
Donaldson Co., Inc.	22,878	1,032,255
Franklin Electric Co., Inc.	3,912	176,431
Graco, Inc.	38,750	1,752,275
Hillenbrand, Inc.	5,393	254,280
ITT, Inc.	16,404	857,437
Lincoln Electric Holdings, Inc.	7,406	649,951
Mueller Industries, Inc.	6,062	178,890
Oshkosh Corp.	8,671	609,745
Tennant Co.	3,151	248,929
Timken Co. (The)	13,009	566,542
Toro Co. (The)	23,859	1,437,505
		9,008,877
Media – 1.3%
Cable One, Inc.	308	225,853
Cinemark Holdings, Inc.	10,110	354,659
John Wiley & Sons, Inc., Class A	11,255	702,312

Investments	Number of Shares	Value
Meredith Corp.	4,828	$246,228
National CineMedia, Inc.	5,744	48,250
Scholastic Corp.	4,449	197,135
		1,774,437
Metals & Mining – 0.9%
Ferroglobe plc	8,275	70,917
Steel Dynamics, Inc.	19,640	902,458
Worthington Industries, Inc.	4,917	206,366
		1,179,741
Multiline Retail – 0.3%
Big Lots, Inc.	8,758	365,909
Multi-Utilities – 0.8%
Avista Corp.	4,795	252,505
NorthWestern Corp.	4,677	267,758
Vectren Corp.	8,780	627,331
		1,147,594
Oil, Gas & Consumable Fuels – 0.1%
Ship Finance International Ltd.	8,704	130,125
Paper & Forest Products – 0.7%
Domtar Corp.	10,948	522,657
Neenah, Inc.	3,556	301,727
Schweitzer-Mauduit International, Inc.	4,460	194,991
		1,019,375
Personal Products – 0.3%
Nu Skin Enterprises, Inc., Class A	4,458	348,571
Professional Services – 1.4%
Exponent, Inc.	10,570	510,531
Forrester Research, Inc.	9,088	381,242
Insperity, Inc.	7,513	715,613
Korn/Ferry International	5,324	329,715
		1,937,101
Road & Rail – 0.3%
Ryder System, Inc.	5,621	403,925
Semiconductors & Semiconductor Equipment – 1.2%
Brooks Automation, Inc.	50,497	1,647,212
Software – 1.2%
Progress Software Corp.	43,068	1,671,900
Specialty Retail – 3.6%
American Eagle Outfitters, Inc.	31,270	727,028
Barnes & Noble, Inc.	5,854	37,173
Buckle, Inc. (The)	8,571	230,560
Chico's FAS, Inc.	39,837	324,273
Children's Place, Inc. (The)	2,741	331,113
Dick's Sporting Goods, Inc.	16,953	597,593
DSW, Inc., Class A	18,063	466,387
Guess?, Inc.	13,286	284,320
Rent-A-Center, Inc.*	4,654	68,507

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Schedule of Investments
June 30, 2018

Investments	Number of Shares	Value
Williams-Sonoma, Inc.	29,693	$1,822,556
		4,889,510
Textiles, Apparel & Luxury Goods – 1.3%
Carter's, Inc.	12,578	1,363,329
Columbia Sportswear Co.	3,574	326,914
Oxford Industries, Inc.	1,622	134,594
		1,824,837
Thrifts & Mortgage Finance – 0.2%
Capitol Federal Financial, Inc.	12,072	158,868
Dime Community Bancshares, Inc.	2,771	54,034
Oritani Financial Corp.	4,175	67,635
		280,537
Tobacco – 0.6%
Universal Corp.	4,484	296,168
Vector Group Ltd.	24,952	476,084
		772,252
Trading Companies & Distributors – 3.7%
Applied Industrial Technologies, Inc.	7,512	526,967
Kaman Corp.	2,933	204,401
MSC Industrial Direct Co., Inc., Class A	19,121	1,622,417
Watsco, Inc.	15,331	2,733,210
		5,086,995
Transportation Infrastructure – 0.3%
Macquarie Infrastructure Corp.	9,592	404,782

Investments	Number of Shares	Value
Water Utilities – 0.7%
American States Water Co.	2,520	$144,043
Aqua America, Inc.	17,224	605,940
California Water Service Group	3,766	146,686
SJW Group	1,122	74,299
		970,968
Wireless Telecommunication Services – 0.2%
Telephone & Data Systems, Inc.	9,142	250,674
Total Common Stocks (Cost $131,494,634)		136,660,218
Total Investments — 99.9% (Cost $131,494,634)		136,660,218
Other Assets Less Liabilities — 0.1%		141,688
Net Assets — 100.0%		$136,801,906
*	Non-income producing security.

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,026,908
Aggregate gross unrealized depreciation	(3,919,008)
Net unrealized appreciation	$5,107,900
Federal income tax cost of investments	$131,552,318

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares Global Internet Giants ETF
Schedule of Investments
June 30, 2018

Investments	Number of Shares	Value
Common Stocks – 99.9%
Internet & Direct Marketing Retail – 24.7%
Amazon.com, Inc.*	1,900	$3,229,620
ASOS plc*	10,847	873,852
Booking Holdings, Inc.*	288	583,802
Ctrip.com International Ltd., ADR*	20,509	976,844
Expedia Group, Inc.	2,191	263,336
JD.com, Inc., ADR*	35,543	1,384,400
Netflix, Inc.*	5,111	2,000,599
Rakuten, Inc.	51,800	350,462
Start Today Co. Ltd.	21,800	790,204
Vipshop Holdings Ltd., ADR*	60,574	657,228
Wayfair, Inc., Class A*	7,958	945,092
Zalando SE*(a)	12,541	700,924
		12,756,363
Internet Software & Services – 54.4%
2U, Inc.*	10,448	873,035
58.com, Inc., ADR*	13,792	956,337
Alibaba Group Holding Ltd., ADR*	15,769	2,925,622
Alphabet, Inc., Class A*	2,832	3,197,866
Autohome, Inc., ADR	4,972	502,172
Baidu, Inc., ADR*	3,832	931,176
CoStar Group, Inc.*	1,154	476,175
eBay, Inc.*	7,053	255,742
Facebook, Inc., Class A*	17,062	3,315,488
GrubHub, Inc.*	8,411	882,398
IAC/InterActiveCorp*	2,410	367,501
Just Eat plc*	88,348	908,637
Match Group, Inc.*	9,660	374,228
MercadoLibre, Inc.	3,986	1,191,535
Momo, Inc., ADR*	17,895	778,432
NetEase, Inc., ADR	4,298	1,085,976
Nutanix, Inc., Class A*	16,973	875,298
Shopify, Inc., Class A*	7,178	1,046,102
SINA Corp.*	10,840	918,040
Tencent Holdings Ltd.	58,900	2,956,468
Twitter, Inc.*	6,177	269,749
United Internet AG (Registered)	6,640	380,339
Weibo Corp., ADR*	12,143	1,077,813
Yahoo Japan Corp.	62,000	205,986
YY, Inc., ADR*	8,977	901,919
Zillow Group, Inc., Class C*	8,006	472,834
		28,126,868
Software – 20.8%
Adobe Systems, Inc.*	3,810	928,916
Atlassian Corp. plc, Class A*	13,413	838,581
Guidewire Software, Inc.*	6,553	581,775

Investments	Number of Shares	Value
Intuit, Inc.	1,289	$263,349
Microsoft Corp.	17,059	1,682,188
Proofpoint, Inc.*	6,320	728,759
Red Hat, Inc.*	2,550	342,644
salesforce.com, Inc.*	6,167	841,179
ServiceNow, Inc.*	5,813	1,002,568
Snap, Inc., Class A*	92,733	1,213,875
Splunk, Inc.*	6,535	647,684
VMware, Inc., Class A*	1,536	225,746
Workday, Inc., Class A*	5,687	688,809
Zendesk, Inc.*	14,499	790,051
		10,776,124
Total Common Stocks (Cost $54,362,105)		51,659,355
Total Investments — 99.9% (Cost $54,362,105)		51,659,355
Other Assets Less Liabilities — 0.1%		75,250
Net Assets — 100.0%		$51,734,605
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Rule 144A may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

Abbreviations
ADR	American Depositary Receipt

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$236,284
Aggregate gross unrealized depreciation	(2,949,140)
Net unrealized depreciation	$(2,712,856)
Federal income tax cost of investments	$54,372,211

O’Shares Global Internet Giants ETF invested, as a percentage of net assets, in the following countries as of June 30, 2018:

Argentina	2.3%
Canada	2.0%
China	31.0%
Germany	2.1%
Japan	2.6%
United Kingdom	3.5%
United States	56.4%
Other(1)	0.1%
100.0%
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE Europe Quality Dividend ETF
Schedule of Investments
June 30, 2018

Investments	Number of Shares	Value
Common Stocks – 98.9%
Aerospace & Defense – 1.0%
BAE Systems plc	37,978	$324,309
Thales SA	782	100,752
		425,061
Air Freight & Logistics – 1.2%
bpost SA	2,924	46,190
Deutsche Post AG (Registered)	9,907	323,527
Royal Mail plc	16,626	110,938
		480,655
Auto Components – 1.1%
Cie Generale des Etablissements Michelin SCA	2,310	281,301
Continental AG	668	152,514
		433,815
Beverages – 1.9%
Diageo plc	21,451	770,889
Building Products – 0.8%
Cie de Saint-Gobain	3,519	157,236
Geberit AG (Registered)	374	160,418
		317,654
Capital Markets – 1.4%
3i Group plc	25,024	297,540
Ashmore Group plc	6,868	33,822
Partners Group Holding AG	306	224,195
		555,557
Chemicals – 3.7%
BASF SE	5,305	507,338
Croda International plc	1,346	85,334
EMS-Chemie Holding AG (Registered)	34	21,795
Evonik Industries AG	1,904	65,201
FUCHS PETROLUB SE	359	16,975
FUCHS PETROLUB SE (Preference)	544	26,829
Givaudan SA (Registered)	119	269,891
Johnson Matthey plc	1,428	68,230
Linde AG	1,156	241,392
Umicore SA	1,564	89,750
Yara International ASA	2,312	95,879
		1,488,614
Commercial Services & Supplies – 0.4%
Babcock International Group plc	2,890	31,203
ISS A/S	2,867	98,525
Societe BIC SA	495	45,888
		175,616
Construction & Engineering – 1.7%
ACS Actividades de Construccion y Servicios SA	1,598	64,741
Boskalis Westminster	676	19,692
Bouygues SA	1,564	67,400

Investments	Number of Shares	Value
Ferrovial SA	8,602	$176,510
Vinci SA	3,725	358,194
		686,537
Construction Materials – 0.5%
CRH plc	5,508	194,524
Imerys SA	272	21,992
		216,516
Containers & Packaging – 0.1%
DS Smith plc	8,890	61,173
Diversified Financial Services – 2.0%
Corp. Financiera Alba SA	408	23,723
Industrivarden AB, Class A	6,018	121,961
Industrivarden AB, Class C	5,168	100,344
Investor AB, Class B	12,593	513,658
Sofina SA	257	44,409
		804,095
Diversified Telecommunication Services – 6.0%
BT Group plc	173,058	497,629
Deutsche Telekom AG (Registered)	28,608	443,235
Elisa OYJ	1,853	85,825
Inmarsat plc	4,080	29,627
Orange SA	17,595	294,690
Proximus SADP	2,906	65,517
Swisscom AG (Registered)	326	145,509
Telefonica Deutschland Holding AG	10,982	43,287
Telefonica SA	47,511	403,777
Telenor ASA	14,042	287,976
Telia Co. AB	35,700	163,455
		2,460,527
Electric Utilities – 3.0%
EDP – Energias de Portugal SA	21,216	84,220
Endesa SA	6,120	135,012
Enel SpA	63,451	352,409
Fortum OYJ	2,516	60,044
Red Electrica Corp. SA	6,392	130,154
SSE plc	17,034	304,728
Terna Rete Elettrica Nazionale SpA	25,432	137,539
		1,204,106
Electrical Equipment – 2.6%
ABB Ltd. (Registered)	21,975	480,464
Legrand SA	2,176	159,803
Schneider Electric SE	5,054	421,435
Signify NV(a)	646	16,782
		1,078,484
Equity Real Estate Investment Trusts (REITs) – 3.8%
Covivio	1,122	116,720
Gecina SA	1,584	265,019
Hammerson plc	15,878	109,552
Klepierre SA	8,006	301,454

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE Europe Quality Dividend ETF
Schedule of Investments
June 30, 2018

Investments	Number of Shares	Value
Merlin Properties Socimi SA	6,562	$95,424
Unibail-Rodamco-Westfield	2,927	644,354
		1,532,523
Food & Staples Retailing – 0.6%
Colruyt SA	952	54,319
ICA Gruppen AB	578	17,748
J Sainsbury plc	13,498	57,240
Jeronimo Martins SGPS SA	1,944	28,077
Kesko OYJ, Class B	816	49,923
Wm Morrison Supermarkets plc	13,362	44,456
		251,763
Food Products – 5.8%
Marine Harvest ASA	8,126	161,714
Nestle SA (Registered)	26,613	2,061,070
Orkla ASA	11,458	100,376
Tate & Lyle plc	5,474	46,745
		2,369,905
Gas Utilities – 0.3%
Gas Natural SDG SA	3,502	92,733
Rubis SCA	558	34,855
		127,588
Health Care Equipment & Supplies – 0.8%
Coloplast A/S, Class B	1,734	173,305
Koninklijke Philips NV	3,978	169,176
		342,481
Hotels, Restaurants & Leisure – 1.0%
InterContinental Hotels Group plc	2,040	127,124
Sodexo SA	834	83,371
TUI AG	2,720	59,702
Whitbread plc	2,040	106,628
William Hill plc	8,092	32,414
		409,239
Household Durables – 0.2%
Persimmon plc	2,278	76,181
Household Products – 1.6%
Reckitt Benckiser Group plc	8,116	668,518
Independent Power and Renewable Electricity Producers – 0.1%
Uniper SE	1,274	37,990
Industrial Conglomerates – 2.7%
Investment AB Latour, Class B	1,802	19,519
Siemens AG (Registered)	7,380	975,562
Smiths Group plc	3,911	87,676
		1,082,757
Insurance – 3.1%
Admiral Group plc	7,310	184,093
Direct Line Insurance Group plc	26,554	120,214
Gjensidige Forsikring ASA	3,774	61,863

Investments	Number of Shares	Value
Sampo OYJ, Class A	10,835	$528,787
Swiss Re AG	3,174	273,943
Tryg A/S	4,230	99,295
		1,268,195
IT Services – 0.7%
Amadeus IT Group SA	3,400	268,350
Machinery – 2.0%
ANDRITZ AG	612	32,483
Atlas Copco AB, Class A	3,893	113,491
Atlas Copco AB, Class B	2,644	69,351
Epiroc AB, Class A*	4,008	42,110
Epiroc AB, Class B*	2,722	24,950
GEA Group AG	1,224	41,286
IMI plc	3,541	52,921
Kone OYJ, Class B	4,658	237,443
MAN SE	306	34,637
Schindler Holding AG	198	42,593
Schindler Holding AG (Registered)	102	21,449
SKF AB, Class B	2,584	48,150
Sulzer AG (Registered)	86	10,445
Zardoya Otis SA	3,196	30,524
		801,833
Marine – 0.3%
Kuehne + Nagel International AG (Registered)	816	122,612
Media – 2.0%
Axel Springer SE	374	27,051
ITV plc	53,992	124,032
Lagardere SCA	1,394	36,799
Mediaset Espana Comunicacion SA	1,258	10,608
ProSiebenSat.1 Media SE	2,414	61,245
Publicis Groupe SA	1,955	134,534
RTL Group SA	782	53,047
SES SA, FDR	2,856	52,319
Sky plc	7,820	150,891
WPP plc	11,270	177,509
		828,035
Multiline Retail – 0.6%
Marks & Spencer Group plc	18,360	71,531
Next plc	2,108	168,377
		239,908
Multi-Utilities – 2.9%
Centrica plc	63,648	132,475
Engie SA	19,525	299,317
Innogy SE(a)	1,478	63,314
National Grid plc	52,036	575,985
Suez	3,196	41,438
Veolia Environnement SA	3,672	78,585
		1,191,114

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE Europe Quality Dividend ETF
Schedule of Investments
June 30, 2018

Investments	Number of Shares	Value
Oil, Gas & Consumable Fuels – 5.8%
Enagas SA	3,672	$107,353
Eni SpA	21,153	392,833
Equinor ASA	5,746	152,561
Snam SpA	43,112	180,000
TOTAL SA	25,032	1,525,895
		2,358,642
Paper & Forest Products – 0.5%
Svenska Cellulosa AB SCA, Class B	5,610	61,029
UPM-Kymmene OYJ	3,570	127,629
		188,658
Personal Products – 4.0%
L'Oreal SA	2,449	604,748
Unilever NV, CVA	10,315	575,488
Unilever plc	8,193	453,441
		1,633,677
Pharmaceuticals – 18.2%
AstraZeneca plc	8,471	587,487
GlaxoSmithKline plc	74,978	1,514,344
Novartis AG (Registered)	22,044	1,671,255
Novo Nordisk A/S, Class B	15,381	713,433
Orion OYJ, Class B	884	23,831
Recordati SpA	731	29,069
Roche Holding AG – BR	306	69,031
Roche Holding AG – Genusschein	7,830	1,739,168
Sanofi	13,181	1,056,488
		7,404,106
Professional Services – 2.3%
Bureau Veritas SA	2,754	73,505
DKSH Holding AG	120	8,441
Experian plc	8,194	202,786
RELX NV	7,786	166,039
RELX plc	10,064	215,581
SGS SA (Registered)	71	188,914
Wolters Kluwer NV	1,410	79,448
		934,714
Real Estate Management & Development – 3.1%
Deutsche Wohnen SE	6,562	317,185
LEG Immobilien AG	1,972	214,308
PSP Swiss Property AG (Registered)	374	34,652
Swiss Prime Site AG (Registered)*	1,020	93,633
Vonovia SE	12,760	607,240
		1,267,018
Specialty Retail – 1.4%
CECONOMY AG	952	7,934
Fielmann AG*	374	25,894
Hennes & Mauritz AB, Class B	9,316	139,022
Industria de Diseno Textil SA	6,800	232,305
Kingfisher plc	37,094	145,451
		550,606

Investments	Number of Shares	Value
Textiles, Apparel & Luxury Goods – 0.1%
HUGO BOSS AG	612	$55,563
Tobacco – 3.3%
British American Tobacco plc	18,965	958,976
Imperial Brands plc	7,388	275,258
Swedish Match AB	2,176	107,925
		1,342,159
Trading Companies & Distributors – 0.6%
Ferguson plc	2,291	186,019
Travis Perkins plc	2,584	48,529
		234,548
Transportation Infrastructure – 0.8%
Abertis Infraestructuras SA	5,576	119,561
Aena SME SA(a)	408	74,074
Atlantia SpA	4,658	137,701
		331,336
Water Utilities – 0.5%
Pennon Group plc	5,372	56,342
Severn Trent plc	2,754	71,974
United Utilities Group plc	7,446	75,027
		203,343
Wireless Telecommunication Services – 2.4%
Tele2 AB, Class B	2,822	33,217
Vodafone Group plc	383,323	930,280
		963,497
Total Common Stocks (Cost $41,629,066)		40,246,158

	Number of Rights
Rights – 0.0%(b)
Construction & Engineering – 0.0%(b)
ACS Actividades de Construccion y Servicios SA, expiring 7/10/2018* (Cost $1,712)	1,645	1,694
Total Investments — 98.9% (Cost $41,630,778)		40,247,852
Other Assets Less Liabilities — 1.1%		450,506
Net Assets — 100.0%		$40,698,358
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Rule 144A may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(b)	Represents less than 0.05% of net assets.

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE Europe Quality Dividend ETF
Schedule of Investments
June 30, 2018

Abbreviations
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,932,507
Aggregate gross unrealized depreciation	(3,375,781)
Net unrealized depreciation	$(1,443,274)
Federal income tax cost of investments	$41,691,126

O'Shares FTSE Europe Quality Dividend ETF invested, as a percentage of net assets, in the following countries as of June 30, 2018:

Austria	0.1%
Belgium	0.7%
Denmark	2.7%
Finland	2.7%
France	17.7%
Germany	10.7%
Ireland	0.5%
Italy	3.0%
Luxembourg	0.3%
Netherlands	0.7%
Norway	2.1%
Portugal	0.3%
Spain	4.8%
Sweden	3.9%
Switzerland	19.2%
United Kingdom	29.5%
Other(1)	1.1%
100.0%
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE Russell International Quality Dividend ETF
Schedule of Investments
June 30, 2018

Investments	Number of Shares	Value
Common Stocks – 98.3%
Aerospace & Defense – 1.1%
BAE Systems plc	7,188	$61,381
Cobham plc*	4,048	6,875
Meggitt plc	1,232	8,024
Safran SA	423	51,388
Singapore Technologies Engineering Ltd.	5,200	12,547
Thales SA	190	24,479
		164,694
Air Freight & Logistics – 0.7%
bpost SA	610	9,636
Deutsche Post AG (Registered)	2,325	75,926
Royal Mail plc	3,224	21,512
		107,074
Airlines – 0.2%
Air New Zealand Ltd.	171	368
Japan Airlines Co. Ltd.	600	21,277
Singapore Airlines Ltd.	1,400	10,976
		32,621
Auto Components – 1.9%
Bridgestone Corp.	2,200	86,062
Cie Generale des Etablissements Michelin SCA	457	55,651
Continental AG	137	31,279
Denso Corp.	1,100	53,746
Magna International, Inc.	758	44,059
Nokian Renkaat OYJ	244	9,640
		280,437
Banks – 3.3%
Bank of Montreal	764	59,020
Bank of Nova Scotia (The)	1,535	86,864
Canadian Imperial Bank of Commerce	636	55,291
Royal Bank of Canada	1,871	140,796
Toronto-Dominion Bank (The)	2,219	128,355
		470,326
Beverages – 1.1%
Diageo plc	4,362	156,758
Building Products – 0.6%
Assa Abloy AB, Class B	851	18,159
Cie de Saint-Gobain	734	32,797
Geberit AG (Registered)	82	35,172
		86,128
Capital Markets – 1.5%
3i Group plc	3,534	42,020
Ashmore Group plc	1,178	5,801
ASX Ltd.	530	25,214
CI Financial Corp.	1,564	28,095
IGM Financial, Inc.	412	11,936
IOOF Holdings Ltd.	740	4,915
Partners Group Holding AG	40	29,307

Investments	Number of Shares	Value
Perpetual Ltd.	244	$7,500
Platinum Asset Management Ltd.	885	3,766
Singapore Exchange Ltd.	4,700	24,715
Thomson Reuters Corp.	718	28,956
		212,225
Chemicals – 3.0%
Akzo Nobel NV	359	30,732
BASF SE	1,071	102,424
Croda International plc	230	14,582
Daicel Corp.	600	6,641
DuluxGroup Ltd.	1,096	6,195
EMS-Chemie Holding AG (Registered)	14	8,974
Evonik Industries AG	490	16,780
FUCHS PETROLUB SE	82	3,877
FUCHS PETROLUB SE (Preference)	122	6,017
Givaudan SA (Registered)	25	56,700
Israel Chemicals Ltd.	795	3,627
Johnson Matthey plc	366	17,487
JSR Corp.	600	10,216
Koninklijke DSM NV	143	14,379
Kuraray Co. Ltd.	1,500	20,665
Linde AG	276	57,633
Lintec Corp.	200	5,805
Orica Ltd.	238	3,121
Sika AG (Registered)	60	8,303
Solvay SA	22	2,778
Umicore SA	384	22,036
Yara International ASA	519	21,523
		440,495
Commercial Services & Supplies – 1.1%
Babcock International Group plc	392	4,232
Brambles Ltd.	3,755	24,637
Dai Nippon Printing Co. Ltd.	700	15,666
Edenred	391	12,353
G4S plc	2,762	9,762
ISS A/S	456	15,670
Park24 Co. Ltd.	600	16,332
Secom Co. Ltd.	700	53,762
Societe BIC SA	82	7,602
		160,016
Construction & Engineering – 1.0%
ACS Actividades de Construccion y Servicios SA	392	15,882
Boskalis Westminster	195	5,680
Bouygues SA	366	15,773
COMSYS Holdings Corp.	400	10,613
Ferrovial SA	1,589	32,606
Vinci SA	740	71,158
		151,712
Construction Materials – 0.8%
Adelaide Brighton Ltd.	1,516	7,785
CRH plc	1,254	44,436

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE Russell International Quality Dividend ETF
Schedule of Investments
June 30, 2018

Investments	Number of Shares	Value
CSR Ltd.	1,800	$6,104
Fletcher Building Ltd.	1,952	9,185
James Hardie Industries plc, CHDI	1,178	19,740
LafargeHolcim Ltd. (Registered)*	501	24,410
		111,660
Containers & Packaging – 0.3%
Amcor Ltd.	2,571	27,373
Huhtamaki OYJ	141	5,217
Orora Ltd.	2,694	7,106
		39,696
Distributors – 0.0%(a)
Inchcape plc	490	5,049
Diversified Consumer Services – 0.0%(a)
Benesse Holdings, Inc.	200	7,096
Diversified Financial Services – 0.8%
Corp. Financiera Alba SA	98	5,698
Industrivarden AB, Class A	773	15,666
Industrivarden AB, Class C	627	12,174
Investor AB, Class B	1,868	76,194
Sofina SA	27	4,666
		114,398
Diversified Telecommunication Services – 4.7%
BCE, Inc.	890	36,021
Bezeq The Israeli Telecommunication Corp. Ltd.	7,540	8,478
BT Group plc	29,798	85,684
Deutsche Telekom AG (Registered)	5,666	87,785
Elisa OYJ	457	21,167
Inmarsat plc	1,112	8,075
Nippon Telegraph & Telephone Corp.	1,400	63,652
Orange SA	3,736	62,572
Proximus SADP	500	11,273
Singapore Telecommunications Ltd.	15,500	35,013
Spark New Zealand Ltd.	7,614	19,228
Swisscom AG (Registered)	60	26,781
Telefonica Deutschland Holding AG	2,712	10,690
Telefonica SA	8,460	71,898
Telenor ASA	2,510	51,476
Telia Co. AB	7,374	33,762
Telstra Corp. Ltd.	13,049	25,260
TELUS Corp.	480	17,041
		675,856
Electric Utilities – 2.5%
AusNet Services	4,332	5,137
CK Infrastructure Holdings Ltd.	1,500	11,118
CLP Holdings Ltd.	5,000	53,853
Contact Energy Ltd.	2,680	10,615
EDP – Energias de Portugal SA	3,994	15,855
Endesa SA	1,332	29,385
Enel SpA	13,211	73,374
Fortum OYJ	853	20,357

Investments	Number of Shares	Value
Hokuriku Electric Power Co.*	500	$5,024
Mercury NZ Ltd.	2,058	4,696
Orsted A/S(b)	194	11,734
Power Assets Holdings Ltd.	1,500	10,487
Red Electrica Corp. SA	1,433	29,179
SSE plc	3,146	56,280
Terna Rete Elettrica Nazionale SpA	5,048	27,300
		364,394
Electrical Equipment – 1.6%
ABB Ltd. (Registered)	4,669	102,084
Legrand SA	474	34,810
Schneider Electric SE	1,043	86,972
Signify NV(b)	137	3,559
		227,425
Electronic Equipment, Instruments & Components – 0.6%
Halma plc	842	15,230
Hirose Electric Co. Ltd.	105	13,015
Kyocera Corp.	700	39,479
Venture Corp. Ltd.	1,200	15,701
		83,425
Energy Equipment & Services – 0.3%
TechnipFMC plc	890	28,420
Tenaris SA	714	13,100
		41,520
Equity Real Estate Investment Trusts (REITs) – 5.0%
Ascendas REIT	8,900	17,232
CapitaLand Commercial Trust	7,200	8,766
CapitaLand Mall Trust	10,600	16,092
Covivio	61	6,346
Dexus	5,937	42,593
Gecina SA	162	27,104
Goodman Group	6,293	44,729
GPT Group (The)	9,749	36,447
Hammerson plc	1,396	9,632
Kiwi Property Group Ltd.	5,374	4,894
Klepierre SA	1,011	38,068
Link REIT	11,000	100,459
Mirvac Group	19,796	31,739
RioCan REIT	1,712	31,430
Scentre Group	30,082	97,573
Shopping Centres Australasia Property Group	4,996	9,044
Stockland	12,029	35,284
Suntec REIT	7,200	9,135
Unibail-Rodamco-Westfield	590	129,884
Unibail-Rodamco-Westfield, CHDI*	1	9
Vicinity Centres	14,756	28,237
		724,697
Food & Staples Retailing – 2.8%
Colruyt SA	162	9,243
Distribuidora Internacional de Alimentacion SA	1,176	3,426

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE Russell International Quality Dividend ETF
Schedule of Investments
June 30, 2018

Investments	Number of Shares	Value
ICA Gruppen AB	222	$6,817
Jeronimo Martins SGPS SA	620	8,954
Kesko OYJ, Class B	204	12,481
Lawson, Inc.	400	24,990
Metro, Inc.	370	12,570
Seven & i Holdings Co. Ltd.	1,900	82,868
Wesfarmers Ltd.	4,728	172,429
Woolworths Group Ltd.	2,840	64,041
		397,819
Food Products – 4.1%
Marine Harvest ASA	1,538	30,608
Nestle SA (Registered)	6,528	505,568
Orkla ASA	2,537	22,225
Saputo, Inc.	369	12,244
Tate & Lyle plc	894	7,634
Toyo Suisan Kaisha Ltd.	200	7,123
Want Want China Holdings Ltd.	5,000	4,448
		589,850
Gas Utilities – 0.7%
APA Group	3,359	24,446
Gas Natural SDG SA	764	20,231
Hong Kong & China Gas Co. Ltd.	14,080	26,956
Osaka Gas Co. Ltd.	1,200	24,836
Rubis SCA	116	7,246
		103,715
Health Care Equipment & Supplies – 1.0%
Cochlear Ltd.	82	12,127
Coloplast A/S, Class B	366	36,580
Fisher & Paykel Healthcare Corp. Ltd.	1,426	14,376
Koninklijke Philips NV	1,354	57,583
Smith & Nephew plc	1,219	22,499
		143,165
Health Care Providers & Services – 0.2%
Miraca Holdings, Inc.	200	5,958
Ryman Healthcare Ltd.	690	5,592
Sonic Healthcare Ltd.	876	15,877
		27,427
Hotels, Restaurants & Leisure – 1.3%
Carnival plc	275	15,783
Compass Group plc	1,978	42,266
Crown Resorts Ltd.	1,096	10,932
Flight Centre Travel Group Ltd.	100	4,703
InterContinental Hotels Group plc	437	27,232
SKYCITY Entertainment Group Ltd.	2,018	5,520
Sodexo SA	136	13,595
Tabcorp Holdings Ltd.	4,569	15,056
TUI AG	1,063	23,332
Whitbread plc	358	18,712
William Hill plc	2,166	8,676
		185,807

Investments	Number of Shares	Value
Household Durables – 0.4%
Bellway plc	187	$7,417
Berkeley Group Holdings plc	210	10,494
Persimmon plc	579	19,363
Taylor Wimpey plc	9,505	22,450
		59,724
Household Products – 0.9%
Reckitt Benckiser Group plc	1,540	126,850
Independent Power and Renewable Electricity Producers – 0.1%
Meridian Energy Ltd.	2,654	5,606
Uniper SE	352	10,497
		16,103
Industrial Conglomerates – 2.4%
CK Hutchison Holdings Ltd.	5,000	53,024
Hopewell Holdings Ltd.	3,000	10,248
Investment AB Latour, Class B	270	2,925
Jardine Matheson Holdings Ltd.	400	25,240
Keppel Corp. Ltd.	2,800	14,683
NWS Holdings Ltd.	4,000	6,924
Siemens AG (Registered)	1,673	221,154
Smiths Group plc	599	13,428
		347,626
Insurance – 1.7%
Admiral Group plc	775	19,517
Direct Line Insurance Group plc	2,767	12,527
Gjensidige Forsikring ASA	312	5,114
Great-West Lifeco, Inc.	382	9,386
Insurance Australia Group Ltd.	6,358	40,071
Intact Financial Corp.	274	19,423
Medibank Pvt Ltd.	10,970	23,667
Sampo OYJ, Class A	1,481	72,278
Sun Life Financial, Inc.	744	29,880
Tryg A/S	296	6,948
		238,811
Internet Software & Services – 0.1%
OneMarket Ltd.*	507	479
Yahoo Japan Corp.	2,100	6,977
		7,456
IT Services – 0.6%
Amadeus IT Group SA	758	59,826
Computershare Ltd.	1,118	15,224
Nomura Research Institute Ltd.	300	14,544
		89,594
Leisure Products – 0.1%
Sankyo Co. Ltd.	300	11,741
Machinery – 2.0%
Alfa Laval AB	337	8,009
ANDRITZ AG	136	7,218
Atlas Copco AB, Class A	1,230	35,858

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE Russell International Quality Dividend ETF
Schedule of Investments
June 30, 2018

Investments	Number of Shares	Value
Atlas Copco AB, Class B	846	$22,190
Epiroc AB, Class A*	1,230	12,923
Epiroc AB, Class B*	846	7,754
GEA Group AG	322	10,861
IMI plc	875	13,077
Kone OYJ, Class B	1,263	64,382
Kurita Water Industries Ltd.	400	11,411
Makita Corp.	600	26,895
MAN SE	40	4,528
OSG Corp.	200	4,122
Sandvik AB	1,408	25,025
Schindler Holding AG	40	8,605
Schindler Holding AG (Registered)	14	2,944
SKF AB, Class B	829	15,448
Spirax-Sarco Engineering plc	61	5,251
Zardoya Otis SA	826	7,889
		294,390
Marine – 0.2%
Kuehne + Nagel International AG (Registered)	176	26,446
Media – 1.7%
Axel Springer SE	54	3,906
Daiichikosho Co. Ltd.	200	9,660
Hakuhodo DY Holdings, Inc.	500	8,026
ITV plc	10,262	23,574
JCDecaux SA	136	4,551
Lagardere SCA	135	3,564
Mediaset Espana Comunicacion SA	392	3,305
Pearson plc	1,476	17,246
ProSiebenSat.1 Media SE	669	16,973
Publicis Groupe SA	390	26,838
RTL Group SA	162	10,989
SES SA, FDR	619	11,339
Shaw Communications, Inc., Class B	1,042	21,213
Singapore Press Holdings Ltd.	3,800	7,246
SKY Network Television Ltd.	2,072	3,648
Sky plc	1,847	35,639
WPP plc	2,030	31,974
		239,691
Metals & Mining – 0.5%
Maruichi Steel Tube Ltd.	600	20,341
Norsk Hydro ASA	2,163	12,948
Rio Tinto Ltd.	733	45,189
		78,478
Multiline Retail – 0.5%
Canadian Tire Corp. Ltd., Class A	70	9,132
Harvey Norman Holdings Ltd.	1,990	4,881
Marks & Spencer Group plc	4,156	16,192
Next plc	455	36,343
		66,548

Investments	Number of Shares	Value
Multi-Utilities – 2.0%
AGL Energy Ltd.	2,154	$35,777
Canadian Utilities Ltd., Class A	302	7,622
Centrica plc	13,646	28,402
Engie SA	4,076	62,485
Innogy SE(b)	263	11,266
National Grid plc	10,498	116,202
Suez	732	9,491
Veolia Environnement SA	811	17,356
		288,601
Oil, Gas & Consumable Fuels – 5.6%
ARC Resources Ltd.	844	8,713
Caltex Australia Ltd.	678	16,300
Enagas SA	776	22,687
Enbridge, Inc.	3,030	108,259
Eni SpA	4,262	79,150
Equinor ASA	1,293	34,330
Imperial Oil Ltd.	370	12,292
Inter Pipeline Ltd.	792	14,835
Koninklijke Vopak NV	85	3,927
Neste OYJ	176	13,809
Pembina Pipeline Corp.	744	25,751
Snam SpA	7,764	32,416
TOTAL SA	5,586	340,510
TransCanada Corp.	907	39,219
Woodside Petroleum Ltd.	2,068	54,181
		806,379
Paper & Forest Products – 0.4%
Mondi plc	509	13,783
Svenska Cellulosa AB SCA, Class B	1,028	11,183
UPM-Kymmene OYJ	980	35,035
		60,001
Personal Products – 3.2%
Kao Corp.	1,400	106,803
L'Oreal SA	491	121,246
Unilever NV, CVA	2,535	141,431
Unilever plc	1,667	92,260
		461,740
Pharmaceuticals – 14.7%
Astellas Pharma, Inc.	8,300	126,562
AstraZeneca plc	2,241	155,419
Bayer AG (Registered)	1,015	111,811
GlaxoSmithKline plc	17,126	345,897
Mitsubishi Tanabe Pharma Corp.	500	8,640
Novartis AG (Registered)	5,759	436,616
Novo Nordisk A/S, Class B	4,120	191,102
Orion OYJ, Class B	340	9,166
Recordati SpA	230	9,146
Roche Holding AG – BR	89	20,078

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE Russell International Quality Dividend ETF
Schedule of Investments
June 30, 2018

Investments	Number of Shares	Value
Roche Holding AG – Genusschein	2,030	$450,895
Sanofi	3,254	260,816
		2,126,148
Professional Services – 1.6%
Adecco Group AG (Registered)	236	13,966
Bureau Veritas SA	610	16,281
Capita plc	1,340	2,826
DKSH Holding AG	54	3,799
Experian plc	1,706	42,220
RELX NV	2,046	43,631
RELX plc	2,194	46,998
SEEK Ltd.	514	8,283
SGS SA (Registered)	14	37,251
Wolters Kluwer NV	280	15,777
		231,032
Real Estate Management & Development – 3.3%
Alony Hetz Properties & Investments Ltd.	632	5,801
Daito Trust Construction Co. Ltd.	600	97,558
Deutsche Wohnen SE	954	46,113
Hang Lung Properties Ltd.	2,000	4,125
Henderson Land Development Co. Ltd.	1,980	10,474
Hongkong Land Holdings Ltd.	3,900	27,885
Kerry Properties Ltd.	1,500	7,179
LEG Immobilien AG	281	30,538
LendLease Group	1,040	15,222
Sino Land Co. Ltd.	10,000	16,264
Sun Hung Kai Properties Ltd.	4,827	72,847
Swire Pacific Ltd., Class A	500	5,296
Swire Properties Ltd.	3,400	12,568
Swiss Prime Site AG (Registered)*	108	9,914
Vonovia SE	1,929	91,800
Wharf Holdings Ltd. (The)	3,000	9,636
Wharf Real Estate Investment Co. Ltd.	3,000	21,356
		484,576
Road & Rail – 1.1%
Aurizon Holdings Ltd.	6,377	20,401
Canadian National Railway Co.	1,170	95,640
ComfortDelGro Corp. Ltd.	9,000	15,512
Kintetsu Group Holdings Co. Ltd.	400	16,323
MTR Corp. Ltd.	1,000	5,532
		153,408
Software – 0.2%
Sage Group plc (The)	933	7,743
Trend Micro, Inc.	300	17,117
		24,860
Specialty Retail – 1.2%
ABC-Mart, Inc.	100	5,471
Aoyama Trading Co. Ltd.	200	6,681
Autobacs Seven Co. Ltd.	400	7,093
Dixons Carphone plc	1,706	4,203
Fielmann AG*	108	7,477

Investments	Number of Shares	Value
Hennes & Mauritz AB, Class B	2,474	$36,919
Industria de Diseno Textil SA	1,610	55,002
Kingfisher plc	6,716	26,334
Shimachu Co. Ltd.	300	9,534
USS Co. Ltd.	700	13,322
		172,036
Technology Hardware, Storage & Peripherals – 2.3%
Samsung Electronics Co. Ltd., GDR(b)	325	339,625
Textiles, Apparel & Luxury Goods – 1.5%
Burberry Group plc	758	21,616
Cie Financiere Richemont SA (Registered)	497	42,105
HUGO BOSS AG	136	12,347
Luxottica Group SpA	257	16,581
LVMH Moet Hennessy Louis Vuitton SE	344	114,547
Pandora A/S	110	7,684
Yue Yuen Industrial Holdings Ltd.	2,000	5,647
		220,527
Tobacco – 2.7%
British American Tobacco plc	3,678	185,980
Imperial Brands plc	1,402	52,235
Japan Tobacco, Inc.	4,600	128,533
Swedish Match AB	615	30,503
		397,251
Trading Companies & Distributors – 0.4%
Ferguson plc	447	36,295
Howden Joinery Group plc	1,178	8,339
Rexel SA	467	6,715
Travis Perkins plc	564	10,592
		61,941
Transportation Infrastructure – 0.9%
Aena SME SA(b)	81	14,706
Aeroports de Paris	40	9,046
Atlantia SpA	812	24,004
Atlas Arteria Ltd.	1,177	5,592
Fraport AG Frankfurt Airport Services Worldwide	28	2,701
Hutchison Port Holdings Trust	16,200	4,536
SATS Ltd.	2,800	10,268
Sydney Airport	2,654	14,040
Transurban Group	5,314	46,997
		131,890
Water Utilities – 0.3%
Pennon Group plc	1,395	14,631
Severn Trent plc	562	14,687
United Utilities Group plc	1,624	16,364
		45,682
Wireless Telecommunication Services – 3.5%
KDDI Corp.	5,700	155,976
M1 Ltd.	1,400	1,643
NTT DOCOMO, Inc.	6,300	160,536

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE Russell International Quality Dividend ETF
Schedule of Investments
June 30, 2018

Investments	Number of Shares	Value
Rogers Communications, Inc., Class B	708	$33,606
StarHub Ltd.	2,800	3,409
Tele2 AB, Class B	789	9,287
Vodafone Group plc	57,524	139,604
		504,061
Total Common Stocks (Cost $14,578,446)		14,218,701
Exchange Traded Funds – 1.0%
iShares MSCI South Korea ETF (Cost $145,009)	2,084	141,108

	Number of Rights
Rights – 0.0%(a)
Construction & Engineering – 0.0%(a)
ACS Actividades de Construccion y Servicios SA, expiring 7/10/2018* (Cost $408)	392	404
Total Investments – 99.3% (Cost $14,723,863)		14,360,213
Other Assets Less Liabilities – 0.7%		104,613
Net Assets – 100.0%		$14,464,826
*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Rule 144A may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

Abbreviations
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$603,611
Aggregate gross unrealized depreciation	(1,014,072)
Net unrealized depreciation	$(410,461)
Federal income tax cost of investments	$14,770,674

O'Shares FTSE Russell International Quality Dividend ETF invested, as a percentage of net assets, in the following countries as of June 30, 2018:

Australia	7.9%
Austria	0.1%
Belgium	0.4%
Canada	7.8%
China	0.0%(a)
Denmark	1.9%
Finland	1.8%
France	11.6%
Germany	6.9%
Hong Kong	3.5%
Ireland	0.4%
Israel	0.1%
Italy	1.8%
Japan	10.7%
Luxembourg	0.2%
Netherlands	0.9%
New Zealand	0.6%
Norway	1.2%
Portugal	0.2%
Singapore	1.4%
South Korea	2.4%
Spain	2.6%
Sweden	2.6%
Switzerland	13.0%
United Kingdom	18.2%
United States	1.1%
Other(1)	0.7%
100.0%
(a)	Represents less than 0.05% of net assets.
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE Asia Pacific Quality Dividend ETF
Schedule of Investments
June 30, 2018

Investments	Number of Shares	Value
Common Stocks – 98.2%
Aerospace & Defense – 0.3%
Singapore Technologies Engineering Ltd.	12,530	$30,234
Air Freight & Logistics – 0.1%
Kerry Logistics Network Ltd.	1,267	1,767
Singapore Post Ltd.	3,122	2,885
		4,652
Airlines – 0.8%
Air New Zealand Ltd.	2,870	6,169
ANA Holdings, Inc.	309	11,351
Japan Airlines Co. Ltd.	931	33,016
Qantas Airways Ltd.	1,645	7,487
Singapore Airlines Ltd.	2,576	20,196
		78,219
Auto Components – 2.5%
Aisin Seiki Co. Ltd.	448	20,425
Bridgestone Corp.	3,238	126,667
Denso Corp.	1,658	81,010
Exedy Corp.	98	3,035
Hanon Systems	308	2,929
NHK Spring Co. Ltd.	406	3,827
Sumitomo Rubber Industries Ltd.	420	6,674
Tokai Rika Co. Ltd.	140	2,659
Xinyi Glass Holdings Ltd.	5,740	7,016
		254,242
Automobiles – 4.0%
Kia Motors Corp.	875	24,221
Toyota Motor Corp.	5,741	371,624
		395,845
Beverages – 0.3%
Coca-Cola Amatil Ltd.	2,030	13,799
Hite Jinro Co. Ltd.	63	1,111
Suntory Beverage & Food Ltd.	350	14,946
		29,856
Biotechnology – 1.4%
CSL Ltd.	960	136,625
Building Products – 0.4%
Aica Kogyo Co. Ltd.	217	7,621
Asahi Glass Co. Ltd.	595	23,179
KCC Corp.	14	4,120
Sanwa Holdings Corp.	532	5,639
		40,559
Capital Markets – 1.3%
ASX Ltd.	861	40,962
IOOF Holdings Ltd.	1,337	8,881
Magellan Financial Group Ltd.	385	6,628
Perpetual Ltd.	378	11,618
Platinum Asset Management Ltd.	1,687	7,179

Investments	Number of Shares	Value
Singapore Exchange Ltd.	9,495	$49,930
		125,198
Chemicals – 2.9%
Asahi Kasei Corp.	3,227	41,020
Daicel Corp.	1,127	12,474
DuluxGroup Ltd.	2,401	13,571
Hitachi Chemical Co. Ltd.	336	6,780
Incitec Pivot Ltd.	2,919	7,829
JSR Corp.	959	16,329
Kaneka Corp.	861	7,719
Kuraray Co. Ltd.	1,979	27,264
Lintec Corp.	203	5,892
Nippon Kayaku Co. Ltd.	511	5,716
Nissan Chemical Corp.	413	19,277
NOF Corp.	243	7,854
Orica Ltd.	1,064	13,954
Shin-Etsu Chemical Co. Ltd.	1,159	103,307
		288,986
Commercial Services & Supplies – 2.0%
Brambles Ltd.	7,185	47,141
Dai Nippon Printing Co. Ltd.	1,521	34,041
KEPCO Plant Service & Engineering Co. Ltd.	56	1,791
Park24 Co. Ltd.	882	24,008
S-1 Corp.	56	4,864
Secom Co. Ltd.	1,119	85,942
Toppan Forms Co. Ltd.	203	2,054
		199,841
Communications Equipment – 0.1%
VTech Holdings Ltd.	1,043	12,038
Construction & Engineering – 1.2%
CIMIC Group Ltd.	203	6,344
COMSYS Holdings Corp.	434	11,516
Kajima Corp.	2,856	22,123
Kinden Corp.	413	6,749
Maeda Road Construction Co. Ltd.	273	5,193
Nippo Corp.	154	2,808
Obayashi Corp.	2,177	22,661
Taisei Corp.	831	45,840
		123,234
Construction Materials – 0.9%
Adelaide Brighton Ltd.	3,472	17,829
CSR Ltd.	2,807	9,519
Fletcher Building Ltd.	3,325	15,646
James Hardie Industries plc, CHDI	2,359	39,530
Sumitomo Osaka Cement Co. Ltd.	959	4,494
		87,018
Containers & Packaging – 0.6%
Amcor Ltd.	4,415	47,006
Orora Ltd.	5,166	13,626
		60,632

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE Asia Pacific Quality Dividend ETF
Schedule of Investments
June 30, 2018

Investments	Number of Shares	Value
Distributors – 0.1%
Canon Marketing Japan, Inc.	161	$3,355
PALTAC Corp.	77	4,435
		7,790
Diversified Consumer Services – 0.1%
Benesse Holdings, Inc.	308	10,928
Diversified Telecommunication Services – 2.8%
LG Uplus Corp.	490	6,155
Nippon Telegraph & Telephone Corp.	2,428	110,391
PCCW Ltd.	7,455	4,200
Singapore Telecommunications Ltd.	30,505	68,907
Spark New Zealand Ltd.	15,596	39,386
Telstra Corp. Ltd.	26,761	51,804
		280,843
Electric Utilities – 2.9%
AusNet Services	6,755	8,011
Chugoku Electric Power Co., Inc. (The)	1,085	14,027
CK Infrastructure Holdings Ltd.	5,026	37,252
CLP Holdings Ltd.	11,048	118,993
Contact Energy Ltd.	4,977	19,713
Hokuriku Electric Power Co.*	742	7,456
Korea Electric Power Corp.	1,449	41,604
Mercury NZ Ltd.	4,591	10,475
Power Assets Holdings Ltd.	4,977	34,796
		292,327
Electrical Equipment – 0.1%
Johnson Electric Holdings Ltd.	854	2,487
Mabuchi Motor Co. Ltd.	203	9,659
		12,146
Electronic Equipment, Instruments & Components – 2.0%
Hirose Electric Co. Ltd.	147	18,221
Hitachi Ltd.	12,732	89,842
Kyocera Corp.	1,178	66,438
Venture Corp. Ltd.	2,170	28,392
		202,893
Equity Real Estate Investment Trusts (REITs) – 10.1%
Ascendas REIT	16,268	31,498
CapitaLand Commercial Trust	11,305	13,763
CapitaLand Mall Trust	17,857	27,110
Champion REIT	12,775	8,483
Dexus	10,921	78,350
Goodman Group	12,928	91,889
GPT Group (The)	18,884	70,599
Kiwi Property Group Ltd.	12,838	11,691
Link REIT	23,859	217,897
Mirvac Group	38,683	62,021
Scentre Group	55,816	181,042
Shopping Centres Australasia Property Group	7,938	14,369
Stockland	23,294	68,327
Suntec REIT	9,345	11,857

Investments	Number of Shares	Value
Unibail-Rodamco-Westfield, CHDI*	6,807	$73,780
Vicinity Centres	28,103	53,778
		1,016,454
Food & Staples Retailing – 7.1%
Dairy Farm International Holdings Ltd.	1,365	11,998
Dongsuh Cos., Inc.	105	2,464
GS Retail Co. Ltd.	98	3,865
Lawson, Inc.	441	27,551
Mitsubishi Shokuhin Co. Ltd.	35	934
Seven & i Holdings Co. Ltd.	3,581	156,185
Sun Art Retail Group Ltd.	5,740	7,507
Wesfarmers Ltd.	9,996	364,550
Woolworths Group Ltd.	6,182	139,402
		714,456
Food Products – 0.8%
Golden Agri-Resources Ltd.	15,876	3,551
Itoham Yonekyu Holdings, Inc.	336	2,891
Nisshin Seifun Group, Inc.	714	15,116
Nissin Foods Holdings Co. Ltd.	175	12,655
Toyo Suisan Kaisha Ltd.	294	10,471
Want Want China Holdings Ltd.	19,215	17,095
WH Group Ltd.(a)	13,244	10,787
Wilmar International Ltd.	4,088	9,175
		81,741
Gas Utilities – 1.9%
APA Group	6,440	46,868
Hong Kong & China Gas Co. Ltd.	32,679	62,564
Osaka Gas Co. Ltd.	1,748	36,178
Tokyo Gas Co. Ltd.	1,509	40,060
Towngas China Co. Ltd.*	2,163	2,098
		187,768
Health Care Equipment & Supplies – 1.2%
Ansell Ltd.	308	6,187
Cochlear Ltd.	182	26,917
Fisher & Paykel Healthcare Corp. Ltd.	3,066	30,909
Hoya Corp.	980	55,731
		119,744
Health Care Providers & Services – 0.8%
Alfresa Holdings Corp.	462	10,866
Healthscope Ltd.	3,927	6,412
Miraca Holdings, Inc.	252	7,508
Ramsay Health Care Ltd.	301	12,005
Ryman Healthcare Ltd.	1,806	14,636
Sonic Healthcare Ltd.	1,638	29,687
		81,114
Hotels, Restaurants & Leisure – 2.0%
Aristocrat Leisure Ltd.	1,533	34,999
Cafe de Coral Holdings Ltd.	2,877	6,968
Crown Resorts Ltd.	2,422	24,158
Flight Centre Travel Group Ltd.	203	9,547
Genting Singapore Ltd.	15,694	14,042

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE Asia Pacific Quality Dividend ETF
Schedule of Investments
June 30, 2018

Investments	Number of Shares	Value
Kangwon Land, Inc.	917	$21,516
Sands China Ltd.	6,468	34,585
SJM Holdings Ltd.	3,612	4,493
SKYCITY Entertainment Group Ltd.	4,522	12,369
Skylark Holdings Co. Ltd.	420	6,215
Star Entertainment Grp Ltd. (The)	2,450	8,924
Tabcorp Holdings Ltd.	6,771	22,312
		200,128
Household Durables – 0.8%
Coway Co. Ltd.	280	21,757
Sekisui Chemical Co. Ltd.	1,225	20,880
Sekisui House Ltd.	1,827	32,329
		74,966
Independent Power and Renewable Electricity Producers – 0.3%
Electric Power Development Co. Ltd.	469	12,110
Meridian Energy Ltd.	7,742	16,354
		28,464
Industrial Conglomerates – 2.5%
CK Hutchison Holdings Ltd.	11,231	119,103
Doosan Corp.	21	1,960
Hanwha Corp. (Preference)	77	1,057
Hopewell Holdings Ltd.	4,375	14,945
Jardine Matheson Holdings Ltd.	672	42,403
Keppel Corp. Ltd.	6,118	32,082
LG Corp.	329	21,284
NWS Holdings Ltd.	9,898	17,133
Sembcorp Industries Ltd.	2,233	4,504
		254,471
Insurance – 1.1%
Insurance Australia Group Ltd.	10,631	67,001
Medibank Pvt Ltd.	21,260	45,867
		112,868
Internet Software & Services – 0.2%
Domain Holdings Australia Ltd.	714	1,698
OneMarket Ltd.*	922	872
Yahoo Japan Corp.	5,782	19,210
		21,780
IT Services – 0.6%
Computershare Ltd.	1,946	26,499
Itochu Techno-Solutions Corp.	280	4,838
Nomura Research Institute Ltd.	406	19,683
Otsuka Corp.	238	9,336
		60,356
Leisure Products – 0.5%
Bandai Namco Holdings, Inc.	553	22,816
Heiwa Corp.	217	5,238
Sankyo Co. Ltd.	343	13,424
Sega Sammy Holdings, Inc.	560	9,596
		51,074

Investments	Number of Shares	Value
Machinery – 3.1%
Amada Holdings Co. Ltd.	945	$9,086
FANUC Corp.	678	134,694
Glory Ltd.	161	4,506
Hoshizaki Corp.	168	17,002
Komatsu Ltd.	2,375	67,928
Kurita Water Industries Ltd.	546	15,577
Makita Corp.	1,085	48,635
Nabtesco Corp.	322	9,913
OSG Corp.	287	5,915
		313,256
Media – 0.8%
Cheil Worldwide, Inc.	182	3,372
Daiichikosho Co. Ltd.	210	10,143
Fairfax Media Ltd.	5,362	2,971
Fuji Media Holdings, Inc.	140	2,391
Hakuhodo DY Holdings, Inc.	966	15,506
Nippon Television Holdings, Inc.	210	3,544
REA Group Ltd.	140	9,400
Singapore Press Holdings Ltd.	9,709	18,514
SKY Network Television Ltd.	2,464	4,337
SKY Perfect JSAT Holdings, Inc.	658	3,137
Television Broadcasts Ltd.	896	2,838
TV Asahi Holdings Corp.	91	1,999
		78,152
Metals & Mining – 1.3%
Alumina Ltd.	5,796	11,991
Korea Zinc Co. Ltd.	35	12,122
Maruichi Steel Tube Ltd.	511	17,323
Rio Tinto Ltd.	1,374	84,706
Sims Metal Management Ltd.	259	3,077
Yamato Kogyo Co. Ltd.	84	2,537
		131,756
Multiline Retail – 0.1%
Harvey Norman Holdings Ltd.	3,052	7,486
Lifestyle International Holdings Ltd.	3,017	6,399
		13,885
Multi-Utilities – 0.7%
AGL Energy Ltd.	4,499	74,725
Oil, Gas & Consumable Fuels – 2.2%
Caltex Australia Ltd.	1,659	39,886
GS Holdings Corp.	224	10,934
SK Innovation Co. Ltd.	175	31,718
S-Oil Corp.	133	13,067
Woodside Petroleum Ltd.	4,823	126,361
		221,966
Personal Products – 1.8%
Kao Corp.	2,027	154,635
Kobayashi Pharmaceutical Co. Ltd.	175	15,120
Pola Orbis Holdings, Inc.	210	9,242
		178,997

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE Asia Pacific Quality Dividend ETF
Schedule of Investments
June 30, 2018

Investments	Number of Shares	Value
Pharmaceuticals – 3.1%
Astellas Pharma, Inc.	12,831	$195,654
Daiichi Sankyo Co. Ltd.	2,218	84,843
Kaken Pharmaceutical Co. Ltd.	98	5,034
Kissei Pharmaceutical Co. Ltd.	105	2,849
KYORIN Holdings, Inc.	196	4,070
Mitsubishi Tanabe Pharma Corp.	826	14,273
Mochida Pharmaceutical Co. Ltd.	56	4,080
Sawai Pharmaceutical Co. Ltd.	84	3,822
		314,625
Professional Services – 0.2%
SEEK Ltd.	973	15,679
Real Estate Management & Development – 7.2%
CapitaLand Ltd.	6,125	14,195
CK Asset Holdings Ltd.	6,955	55,229
Daikyo, Inc.	119	2,605
Daito Trust Construction Co. Ltd.	835	135,768
Daiwa House Industry Co. Ltd.	1,401	47,760
Frasers Property Ltd.	1,141	1,381
Hang Lung Properties Ltd.	7,623	15,721
Henderson Land Development Co. Ltd.	8,985	47,528
Hongkong Land Holdings Ltd.	9,469	67,703
Kerry Properties Ltd.	2,800	13,402
LendLease Group	2,499	36,577
Sino Land Co. Ltd.	17,955	29,203
Sun Hung Kai Properties Ltd.	8,975	135,447
Swire Pacific Ltd., Class A	1,785	18,907
Swire Pacific Ltd., Class B	3,430	6,103
Swire Properties Ltd.	6,580	24,322
Wharf Holdings Ltd. (The)	5,362	17,223
Wharf Real Estate Investment Co. Ltd.	5,249	37,367
Wheelock & Co. Ltd.	1,666	11,605
		718,046
Road & Rail – 2.0%
Aurizon Holdings Ltd.	10,857	34,734
ComfortDelGro Corp. Ltd.	19,131	32,973
Kintetsu Group Holdings Co. Ltd.	723	29,504
MTR Corp. Ltd.	7,686	42,518
Nagoya Railroad Co. Ltd.	644	16,628
Sotetsu Holdings, Inc.	222	6,794
West Japan Railway Co.	567	41,791
		204,942
Semiconductors & Semiconductor Equipment – 0.2%
ASM Pacific Technology Ltd.	441	5,576
Disco Corp.	105	17,926
		23,502
Software – 0.4%
Koei Tecmo Holdings Co. Ltd.	112	2,202
Oracle Corp. Japan	119	9,723
Trend Micro, Inc.	448	25,562
		37,487
Specialty Retail – 1.0%
ABC-Mart, Inc.	140	7,659

Investments	Number of Shares	Value
Aoyama Trading Co. Ltd.	231	$7,716
Autobacs Seven Co. Ltd.	665	11,791
Chow Tai Fook Jewellery Group Ltd.	3,885	4,378
K's Holdings Corp.	448	4,655
L'Occitane International SA	945	1,559
Sa Sa International Holdings Ltd.	4,690	2,977
Shimachu Co. Ltd.	413	13,125
Shimamura Co. Ltd.	140	12,323
USS Co. Ltd.	1,652	31,440
		97,623
Technology Hardware, Storage & Peripherals – 5.5%
Canon, Inc.	2,770	90,804
Samsung Electronics Co. Ltd.	9,492	397,310
Samsung Electronics Co. Ltd. (Preference)	1,750	59,118
		547,232
Textiles, Apparel & Luxury Goods – 0.2%
PRADA SpA	1,281	5,927
Wacoal Holdings Corp.	355	10,352
Yue Yuen Industrial Holdings Ltd.	2,814	7,945
		24,224
Tobacco – 2.6%
Japan Tobacco, Inc.	6,491	181,372
KT&G Corp.	828	79,494
		260,866
Trading Companies & Distributors – 1.8%
Marubeni Corp.	4,235	32,312
Mitsubishi Corp.	3,323	92,341
Sumitomo Corp.	3,080	50,608
		175,261
Transportation Infrastructure – 1.8%
Atlas Arteria Ltd.	3,395	16,129
Auckland International Airport Ltd.	3,066	14,074
Hopewell Highway Infrastructure Ltd.(b)	8,134	4,956
Hutchison Port Holdings Trust	25,389	7,109
Kamigumi Co. Ltd.	299	6,217
SATS Ltd.	5,558	20,381
SIA Engineering Co. Ltd.	2,219	5,110
Sydney Airport	4,739	25,070
Transurban Group	9,337	82,577
		181,623
Wireless Telecommunication Services – 5.5%
KDDI Corp.	9,724	266,090
M1 Ltd.	2,604	3,056
NTT DOCOMO, Inc.	9,703	247,251
SK Telecom Co. Ltd.	119	24,878
StarHub Ltd.	3,794	4,619
		545,894
Total Common Stocks (Cost $9,121,950)		9,839,231
Total Investments — 98.2% (Cost $9,121,950)		9,839,231
Other Assets Less Liabilities — 1.8%		181,972
Net Assets – 100.0%		$10,021,203

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE Asia Pacific Quality Dividend ETF
Schedule of Investments
June 30, 2018

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Rule 144A may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(b)	Security fair valued as of June 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2018 amounted to $4,956, which represents approximately 0.05% of net assets of the Fund.

Abbreviations
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,027,177
Aggregate gross unrealized depreciation	(432,976)
Net unrealized appreciation	$594,201
Federal income tax cost of investments	$9,245,030

O'Shares FTSE Asia Pacific Quality Dividend ETF invested, as a percentage of net assets, in the following countries as of June 30, 2018:

Australia	25.3%
China	0.2%
France	0.7%
Hong Kong	13.0%
Ireland	0.4%
Italy	0.1%
Japan	43.8%
Luxembourg	0.0	%(a)
Macau	0.3%
New Zealand	2.0%
Singapore	4.5%
South Korea	7.9%
United States	0.0	%(a)
Other(1)	1.8%
	100.0%
(a)	Represents less than 0.05% of net assets.
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

OSI ETF Trust

Statements of Assets and Liabilities
June 30, 2018

	O'Shares FTSE U.S. Quality Dividend ETF		O'Shares FTSE Russell Small Cap Quality Dividend ETF	O'Shares Global Internet Giants ETF
ASSETS
Investments in securities, at value(1)	$408,669,836		$136,660,218	$51,659,355
Cash	2,214,643		372,274	87,882
Segregated cash balances with Authorized Participant for deposit securities	—		—	29,445
Receivables:
Securities sold	4,575,016		—	—
Dividends	579,711		122,701	—
Capital shares issued	—		1,353,420	—
Total Assets	416,039,206		138,508,613	51,776,682
LIABILITIES
Collateral upon return of deposit securities	—		—	29,445
Payables:
Securities purchased	—		1,352,542	—
Income distributions	—		300,580	—
Capital shares redeemed	4,601,674		—	—
Investment management fees	166,949		53,585	12,632
Trustees fees	1,884	(2)	—	—
Accrued expenses and other liabilities	2	(2)	—	—
Total Liabilities	4,770,509		1,706,707	42,077
Net Assets	$411,268,697		$136,801,906	$51,734,605
NET ASSETS CONSIST OF:
Paid-in capital	$403,817,053		$134,872,790	$54,466,476
(Accumulated) undistributed net investment income (loss)	34,991		—	(9,639)
(Accumulated) undistributed net realized gain (loss)	(2,954,251)		(3,236,468)	(19,482)
Net unrealized appreciation (depreciation) on:
Investments	10,370,904		5,165,584	(2,702,750)
Net Assets	$411,268,697		$136,801,906	$51,734,605
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	13,400,000		5,054,000	2,150,000
Net Asset Value	$30.69		$27.07	$24.06
(1) Investments in securities, at cost	$398,298,932		$131,494,634	$54,362,105
(2) Includes payables that were accrued prior to the reorganization into the OSI ETF Trust on June 28, 2018. These expenses are no longer accrued for post reorganization.

See accompanying notes to the financial statements.

OSI ETF Trust

Statements of Assets and Liabilities
June 30, 2018

	O'Shares FTSE Europe Quality Dividend ETF	O'Shares FTSE Russell International Quality Dividend ETF	O'Shares FTSE Asia Pacific Quality Dividend ETF
ASSETS
Investments in securities, at value(1)	$40,247,852	$14,360,213	$9,839,231
Cash	92,297	80,993	142,041
Foreign cash(2)	15,091	5,409	7,792
Receivables:
Securities sold	5,781	—	—
Dividends	165,895	47,393	32,262
Reclaims	203,096	34,476	5,681
Total Assets	40,730,012	14,528,484	10,027,007
LIABILITIES
Due to Authorized Participant	5,781	—	—
Payables:
Securities purchased	26	8	10
Income distributions	—	57,881	—
Investment management fees	18,961	5,769	3,543
Trustees fees	1,884 (3)	—	1,884	(3)
Accrued expenses and other liabilities	5,002 (3)	—	367	(3)
Total Liabilities	31,654	63,658	5,804
Net Assets	$40,698,358	$14,464,826	$10,021,203
NET ASSETS CONSIST OF:
Paid-in capital	$42,740,466	$14,816,675	$9,280,399
(Accumulated) undistributed net investment income (loss)	109,730	71,265	(46,650)
(Accumulated) undistributed net realized gain (loss)	(767,065)	(58,586)	70,157
Net unrealized appreciation (depreciation) on:
Investments	(1,382,926)	(363,650)	717,281
Translation of assets and liabilities denominated in foreign currencies	(1,847)	(878)	16
Net Assets	$40,698,358	$14,464,826	$10,021,203
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	1,700,000	550,001	350,000
Net Asset Value	$23.94	$26.30	$28.63
(1) Investments in securities, at cost	$41,630,778	$14,723,863	$9,121,950
(2) Cost of foreign cash	$15,091	$5,381	$7,794
(3) Includes payables that were accrued prior to the reorganization into the OSI ETF Trust on June 28, 2018. These expenses are no longer accrued for post reorganization.

See accompanying notes to the financial statements.

OSI ETF Trust

Statements of Operations
For the Period and Year Ended June 30, 2018

	O'Shares FTSE U.S. Quality Dividend ETF	O'Shares FTSE Russell Small Cap Quality Dividend ETF	O'Shares Global Internet Giants ETF
			For the period 06/05/18* – 06/30/18
INVESTMENT INCOME
Dividend income	$13,634,538	$2,590,150	$—
Special dividends	—	—	—
Foreign withholding tax on dividends	—	—	—
Total Investment Income	13,634,538	2,590,150	—
EXPENSES
Investment management fees (Note 4)	2,169,309	416,313	12,633
Professional fees	2,875 (1)	—	—
Trustees fees	7,815 (1)	—	—
Total Expenses before Waivers	2,179,999	416,313	12,633
Less: Waivers by Adviser (Note 4)	(10,690)	—	—
Total Expenses after Waivers	2,169,309	416,313	12,633
Net Investment Income (Loss)	11,465,229	2,173,837	(12,633)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(1,089,087)	(3,254,102)	(19,482)
In-kind redemptions of investments	41,932,429	1,858,967	—
Foreign currency transactions	—	—	(816)
Net Realized Gain (Loss)	40,843,342	(1,395,135)	(20,298)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments in securities	(18,036,112)	5,115,414	(2,702,750)
Net Change in Unrealized Appreciation (Depreciation)	(18,036,112)	5,115,414	(2,702,750)
Net Realized and Unrealized Gain (Loss)	22,807,230	3,720,279	(2,723,048)
Net Increase (Decrease) in Net Assets Resulting from Operations	$34,272,459	$5,894,116	$(2,735,681)
*	Commencement of investment operations.
(1)	Includes expenses that were accrued prior to the reorganization into the OSI ETF Trust on June 28, 2018. These expenses are no longer accrued for post reorganization.

See accompanying notes to the financial statements.

OSI ETF Trust

Statements of Operations
For the Year Ended June 30, 2018

	O'Shares FTSE Europe Quality Dividend ETF	O'Shares FTSE Russell International Quality Dividend ETF	O'Shares FTSE Asia Pacific Quality Dividend ETF
INVESTMENT INCOME
Dividend income	$2,086,270	$631,738	$357,548
Special dividends	6,719	12,463	22,131
Foreign withholding tax on dividends	(192,381)	(64,492)	(23,975)
Total Investment Income	1,900,608	579,709	355,704
EXPENSES
Investment management fees (Note 4)	328,517	80,868	61,599
Professional fees	2,875 (1)	—	2,875 (1)
Trustees fees	7,815 (1)	—	7,815 (1)
Total Expenses before Waivers	339,207	80,868	72,289
Less: Waivers by Adviser (Note 4)	(10,690)	—	(10,690)
Total Expenses after Waivers	328,517	80,868	61,599
Net Investment Income (Loss)	1,572,091	498,841	294,105
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(461,934)	(68,293)	207,035
In-kind redemptions of investments	3,565,852	639,194	738,887
Foreign currency transactions	(58,144)	(29,416)	(1,827)
Net Realized Gain (Loss)	3,045,774	541,485	944,095
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments in securities	(3,622,148)	(773,278)	(369,800)
Translation of assets and liabilities denominated in foreign currencies	(6,637)	(1,053)	31
Net Change in Unrealized Appreciation (Depreciation)	(3,628,785)	(774,331)	(369,769)
Net Realized and Unrealized Gain (Loss)	(583,011)	(232,846)	574,326
Net Increase (Decrease) in Net Assets Resulting from Operations	$989,080	$265,995	$868,431
(1)	Includes expenses that were accrued prior to the reorganization into the OSI ETF Trust on June 28, 2018. These expenses are no longer accrued for post reorganization.

See accompanying notes to the financial statements.

OSI ETF Trust

Statements of Changes in Net Assets

	O'Shares FTSE U.S. Quality Dividend ETF		O'Shares FTSE Russell Small Cap Quality Dividend ETF
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2018	For the period 12/30/16* – 06/30/17
OPERATIONS
Net investment income (loss)	$11,465,229	$8,301,497	$2,173,837	$353,659
Net realized gain (loss)	40,843,342	5,726,769	(1,395,135)	56,452
Net change in unrealized appreciation (depreciation)	(18,036,112)	14,062,130	5,115,414	50,170
Net Increase (Decrease) in Net Assets Resulting from Operations	34,272,459	28,090,396	5,894,116	460,281
DISTRIBUTIONS
Net investment income	(11,976,178)	(7,773,398)	(2,240,369)	(252,126)
Net realized gain	—	—	(13,013)	—
Tax return of capital	—	—	(177,554)	—
Total Distributions	(11,976,178)	(7,773,398)	(2,430,936)	(252,126)
CAPITAL TRANSACTIONS
Proceeds from shares issued	199,595,955	255,604,116	110,716,208	39,192,103
Cost of shares redeemed	(224,555,597)	(75,321,481)	(15,600,908)	(1,276,832)
Net Increase (Decrease) from Capital Transactions	(24,959,642)	180,282,635	95,115,300	37,915,271
Total Increase (Decrease) in Net Assets	(2,663,361)	200,599,633	98,578,480	38,123,426
NET ASSETS
Beginning of period	$413,932,058	$213,332,425	$38,223,426	$100,000
End of Period	$411,268,697	$413,932,058	$136,801,906	$38,223,426
(Accumulated) undistributed net investment income (loss) included in end of period net assets	$34,991	$690,672	$—	$101,533
SHARE TRANSACTIONS
Beginning of period	14,150,001	7,700,001	1,504,000	4,000
Shares issued in-kind	6,400,000	9,200,000	4,150,000	1,550,000
Shares redeemed	(1)	—	—	—
Shares redeemed in-kind	(7,150,000)	(2,750,000)	(600,000)	(50,000)
Shares Outstanding, End of Period	13,400,000	14,150,001	5,054,000	1,504,000
*	Commencement of investment operations.

See accompanying notes to the financial statements.

OSI ETF Trust

Statements of Changes in Net Assets

	O'Shares Global Internet Giants ETF	O'Shares FTSE Europe Quality Dividend ETF
	For the period 06/05/18* – 06/30/18	Year Ended June 30, 2018	Year Ended June 30, 2017
OPERATIONS
Net investment income (loss)	$(12,633)	$1,572,091	$1,245,908
Net realized gain (loss)	(20,298)	3,045,774	(456,359)
Net change in unrealized appreciation (depreciation)	(2,702,750)	(3,628,785)	2,214,543
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,735,681)	989,080	3,004,092
DISTRIBUTIONS
Net investment income	—	(1,887,737)	(1,011,159)
Total Distributions	—	(1,887,737)	(1,011,159)
CAPITAL TRANSACTIONS
Proceeds from shares issued	54,470,286	12,610,283	43,017,201
Cost of shares redeemed	—	(33,960,120)	(7,546,634)
Net Increase (Decrease) from Capital Transactions	54,470,286	(21,349,837)	35,470,567
Total Increase (Decrease) in Net Assets	51,734,605	(22,248,494)	37,463,500
NET ASSETS
Beginning of period	$—	$62,946,852	$25,483,352
End of Period	$51,734,605	$40,698,358	$62,946,852
(Accumulated) undistributed net investment income (loss) included in end of period net assets	$(9,639)	$109,730	$259,151
SHARE TRANSACTIONS
Beginning of period	—	2,550,001	1,100,001
Shares issued in-kind	2,150,000	500,000	1,800,000
Shares redeemed	—	(1)	—
Shares redeemed in-kind	—	(1,350,000)	(350,000)
Shares Outstanding, End of Period	2,150,000	1,700,000	2,550,001
*	Commencement of investment operations.

See accompanying notes to the financial statements.

OSI ETF Trust

Statements of Changes in Net Assets

	O'Shares FTSE Russell International Quality Dividend ETF		O'Shares FTSE Asia Pacific Quality Dividend ETF
	Year Ended June 30, 2018	For the period 03/22/17* – 06/30/17	Year Ended June 30, 2018	Year Ended June 30, 2017
OPERATIONS
Net investment income (loss)	$498,841	$108,962	$294,105	$252,779
Net realized gain (loss)	541,485	(1,515)	944,095	48,106
Net change in unrealized appreciation (depreciation)	(774,331)	409,803	(369,769)	814,470
Net Increase (Decrease) in Net Assets Resulting from Operations	265,995	517,250	868,431	1,115,355
DISTRIBUTIONS
Net investment income	(450,810)	(72,905)	(348,863)	(298,235)
Net realized gain	—	—	(103,132)	—
Total Distributions	(450,810)	(72,905)	(451,995)	(298,235)
CAPITAL TRANSACTIONS
Proceeds from shares issued	10,838,747	11,458,553	2,896,286	5,308,161
Cost of shares redeemed	(8,092,004)	—	(4,466,014)	—
Net Increase (Decrease) from Capital Transactions	2,746,743	11,458,553	(1,569,728)	5,308,161
Total Increase (Decrease) in Net Assets	2,561,928	11,902,898	(1,153,292)	6,125,281
NET ASSETS
Beginning of period	$11,902,898	$—	$11,174,495	$5,049,214
End of Period	$14,464,826	$11,902,898	$10,021,203	$11,174,495
(Accumulated) undistributed net investment income (loss) included in end of period net assets	$71,265	$35,788	$(46,650)	$(66,920)
SHARE TRANSACTIONS
Beginning of period	450,001	—	400,001	200,001
Shares issued	150,000	1	—	—
Shares issued in-kind	250,000	450,000	100,000	200,000
Shares redeemed	—	—	(1)	—
Shares redeemed in-kind	(300,000)	—	(150,000)	—
Shares Outstanding, End of Period	550,001	450,001	350,000	400,001
*	Commencement of investment operations.

See accompanying notes to the financial statements.

(This page intentionally left blank.)

OSI ETF Trust

Financial Highlights for a share outstanding throughout each period

		PER SHARE OPERATING PERFORMANCE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)		Total investment operations	Net investment income	Net realized gains		Tax return of capital	Total distributions	Net asset value, end of period
O'Shares FTSE U.S. Quality Dividend ETF
Year ended June 30, 2018	$29.25	$0.78	$1.46		$2.24	$(0.80)	$—		$—	$(0.80)	$30.69
Year ended June 30, 2017	27.71	0.69	1.49		2.18	(0.64)	—		—	(0.64)	29.25
For the period 07/14/15** – 06/30/16	25.00	0.69	2.60		3.29	(0.58)	—		—	(0.58)	27.71
O'Shares FTSE Russell Small Cap Quality Dividend ETF
Year ended June 30, 2018	25.41	0.66	1.70		2.36	(0.66)	—	(8)	(0.04)	(0.70)	27.07
For the period 12/30/16* – 06/30/17	25.00	0.38	0.25		0.63	(0.22)	—		—	(0.22)	25.41
O'Shares Global Internet Giants ETF
For the period 06/05/18* – 06/30/18	25.00	(0.01)	(0.93)		(0.94)	—	—		—	—	24.06
O'Shares FTSE Europe Quality Dividend ETF
Year ended June 30, 2018	24.69	0.69	(0.55)		0.14	(0.89)	—		—	(0.89)	23.94
Year ended June 30, 2017	23.17	0.75	1.34		2.09	(0.57)	—		—	(0.57)	24.69
For the period 08/19/15** – 06/30/16	25.00	1.04	(2.32	)(9)	(1.28)	(0.55)	—		—	(0.55)	23.17
O'Shares FTSE Russell International Quality Dividend ETF
Year ended June 30, 2018	26.45	0.80	(0.23)		0.57	(0.72)	—		—	(0.72)	26.30
For the period 03/22/17* – 06/30/17	25.00	0.34	1.29		1.63	(0.18)	—		—	(0.18)	26.45
O'Shares FTSE Asia Pacific Quality Dividend ETF
Year ended June 30, 2018	27.94	0.81	1.28		2.09	(1.06)	(0.34)		—	(1.40)	28.63
Year ended June 30, 2017	25.25	0.70	2.78		3.48	(0.79)	—		—	(0.79)	27.94
For the period 08/19/15** – 06/30/16	25.00	0.57	0.30		0.87	(0.62)	—		—	(0.62)	25.25
*	Commencement of investment operations.
**	Commencement of Prior Fund investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Had certain expenses not been waived during the periods, if applicable, total returns would have been lower.
(5)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.
(6)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.
(7)	In-kind transactions are not included in portfolio turnover calculations.
(8)	Per share amount is less than $0.01.
(9)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

See accompanying notes to the financial statements.

RATIOS/SUPPLEMENTAL DATA
	Ratios to Average Net Assets of(2)						Total Return(3)(4)
	Expenses	Expenses net of waivers	Net investment income (loss) before waivers	Net investment income (loss) net of waivers	Net investment income (loss) net of waivers excluding special dividends	Net investment income (loss) per share excluding special dividends	Net asset value(5)	Market value(6)	Portfolio turnover rate(3)(7)	Ending net assets (thousands)
O'Shares FTSE U.S. Quality Dividend ETF
Year ended June 30, 2018	0.48%	0.48%	2.53%	2.54%	2.54%	$0.78	7.67%	7.70%	18%	$411,269
Year ended June 30, 2017	0.48	0.48	2.46	2.47	2.45	0.68	8.00	8.15	17	413,932
For the period 07/14/15* – 06/30/16	0.49	0.48	2.74	2.76	2.75	0.69	13.39	13.27	7	213,332
O'Shares FTSE Russell Small Cap Quality Dividend ETF
Year ended June 30, 2018	0.48	0.48	2.51	2.51	2.51	$0.66	9.39	9.35	64	136,802
For the period 12/30/16* – 06/30/17	0.48	0.48	2.99	2.99	2.86	0.36	2.52	2.68	7	38,223
O'Shares Global Internet Giants ETF
For the period 06/05/18* – 06/30/18	0.48	0.48	(0.48)	(0.48)	(0.48)	$(0.01)	(3.76)	(3.52)	8	51,735
O'Shares FTSE Europe Quality Dividend ETF
Year ended June 30, 2018	0.60	0.58	2.75	2.77	2.76	$0.69	0.53	(0.41)	30	40,698
Year ended June 30, 2017	0.61	0.58	3.21	3.24	3.05	0.70	9.18	8.91	30	62,947
For the period 08/19/15* – 06/30/16	0.66	0.58	5.14	5.22	5.21	1.04	(5.06)	(4.24)	7	25,483
O'Shares FTSE Russell International Quality Dividend ETF
Year ended June 30, 2018	0.48	0.48	2.96	2.96	2.89	$0.78	2.14	1.07	22	14,465
For the period 03/22/17* – 06/30/17	0.48	0.48	4.65	4.65	4.65	0.34	6.53	7.66	2	11,903
O'Shares FTSE Asia Pacific Quality Dividend ETF
Year ended June 30, 2018	0.68	0.58	2.67	2.77	2.56	$0.75	7.47	7.12	26	10,021
Year ended June 30, 2017	0.71	0.58	2.50	2.62	2.49	0.67	13.99	12.98	26	11,174
For the period 08/19/15* – 06/30/16	0.80	0.58	2.54	2.75	2.46	0.51	3.63	4.82	37	5,049

See accompanying notes to the financial statements.

OSI ETF Trust
Notes to Financial Statements
June 30, 2018

1. Organization

OSI ETF Trust (the “Trust”) was organized as a Delaware statutory trust on April 12, 2016 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of six operational exchange-traded funds (each a “Fund” and collectively, the “Funds”). The O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Russell Small Cap Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend ETF, O’Shares FTSE Russell International Quality Dividend ETF and O’Shares FTSE Asia Pacific Quality Dividend ETF are diversified series of the Trust, pursuant to the 1940 Act. The O’Shares Global Internet Giants ETF is a non-diversified series of the Trust, pursuant to the 1940 Act.

Each Fund seeks to track the performance (before fees and expenses) of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds’ investment objectives will be achieved.

The O’Shares Global Internet Giants ETF commenced operations on June 5, 2018.

On June 28, 2018, the O’Shares FTSE U.S. Quality Dividend ETF the (“OUSA Prior Fund”), O’Shares FTSE Europe Quality Dividend ETF the (“OEUR Prior Fund”), and O’Shares FTSE Asia Pacific Quality Dividend ETF the (“OASI Prior Fund”) series of FQF Trust (each, a “Prior Fund” and collectively, the “Prior Funds”) were reorganized into corresponding newly created, identically named exchange traded funds of the OSI ETF Trust (each, a “New Fund”) via a tax-free reorganization. Each New Fund has the same name, ticker symbol and underlying index as the corresponding Prior Fund, is managed in accordance with the same investment objective, and is subject to substantially the same investment strategies, policies, and risks as the corresponding Prior Fund. Each New Fund is operated in a substantially similar manner as the corresponding Prior Fund, except that each New Fund is advised by O’Shares Investment Advisers, LLC and sub-advised by the Prior Funds’ adviser, FFCM, LLC. The same portfolio managers who managed the Prior Funds continue to manage the New Funds. All of the assets and liabilities of each Prior Fund were transferred to the corresponding New Fund in exchange for shares of beneficial interest of the corresponding New Fund. Each New Fund has adopted the financial performance and operating history of the corresponding Prior Fund. The information for the periods prior to June 28, 2018 is that of the Prior Funds.

2. Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies.”

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the “Release”). The Release calls for the adoption of new rules and forms as well as amendments to current rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC adopted amendments to Regulation S-X, which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Funds have updated disclosure in these financial statements to reflect the amendments, which were effective August 1, 2017. The first filing compliance date for Form N-PORT is no later than April 30, 2020, reflecting data as of March 31, 2020. The Funds are filing Form N-CEN for the year ended June 30, 2018. The adoption had no effect on the Funds’ net assets or results of operations.

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2018

Investment Valuation

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund’s shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees”). The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect the Fund’s ability to track its Target Index. Securities of non-exchange traded investment companies are valued at their NAV.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, there were no Level 3 securities held by the Funds for which significant unobservable inputs were used to determine fair value.

The Funds disclose transfer between levels based on valuations at the end of the reporting period. There were no transfers between Level 1 and 3 or Level 2 and 3 as of June 30, 2018, based on levels assigned to securities on June 30, 2017. Transfer between Level 1 and 2 are included in a summary of valuations below.

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2018

The following is a summary of the valuations as of June 30, 2018 for each Fund based upon the three levels defined above:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs(a)	Level 3 – Significant Unobservable Inputs	Total
O’Shares FTSE U.S. Quality Dividend ETF
Investments
Common Stocks*	$408,669,836	$—	$—	$408,669,836
Total Investments	$408,669,836	$—	$—	$408,669,836
O'Shares FTSE Russell Small Cap Quality Dividend ETF
Investments
Common Stocks*	$136,660,218	$—	$—	$136,660,218
Total Investments	$136,660,218	$—	$—	$136,660,218
O'Shares Global Internet Giants ETF
Investments
Common Stocks*	$51,659,355	$—	$—	$51,659,355
Total Investments	$51,659,355	$—	$—	$51,659,355
O'Shares FTSE Europe Quality Dividend ETF
Investments
Common Stocks*	$40,246,158	$—	$—	$40,246,158
Rights	1,694	—	—	1,694
Total Investments	$40,247,852	$—	$—	$40,247,852
O'Shares FTSE Russell International Quality Dividend ETF
Investments
Common Stocks*	$14,218,701	$—	$—	$14,218,701
Exchange Traded Funds	141,108	—	—	141,108
Rights	404	—	—	404
Total Investments	$14,360,213	$—	$—	$14,360,213
O'Shares FTSE Asia Pacific Quality Dividend ETF
Investments
Common Stocks
Transportation Infrastructure	$176,667	$4,956	$—	$181,623
Other*	9,657,608	—	—	9,657,608
Total Investments	$9,834,275	$4,956	$—	$9,839,231
*	See Schedules of Investments for segregation by industry type.
(a)	During the year ended June 30, 2018, the O’Shares FTSE Asia Pacific Quality Dividend ETF changed the classification of a security with a market value of $4,956 or 0.05% of the Fund’s net assets from Level 1 to Level 2 due to the security being fair valued with other observable inputs.

Real Estate Investment Trusts (“REITs”)

Certain Funds may invest in REITs. Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2018

status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Funds record the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Funds may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and net change in unrealized appreciation (depreciation) on investment securities on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Organizational and Offering Expenses

O’Shares Investment Advisers, LLC (the “Adviser”) has agreed to pay the organizational and initial offering costs on behalf of the Funds. The organizational and initial offering costs include preparation and filing incorporation documents, bylaws, declarations of trust, registration statements, board materials, state and federal registration of shares and audit fees. As a result, organizational and offering expenses are not reflected in the Funds’ financial statements.

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. As of June 30, 2018 (the Funds’ tax year end), management of the Funds has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2018

Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve a Fund’s tracking of its Target Index or to comply with the distribution requirements of the Internal Revenue Code.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of the distributions paid for the tax period ended June 30, 2018 and June 30, 2017 were as follows:

	Year Ended June 30, 2018				Year Ended June 30, 2017
Fund	Distributions Paid from Ordinary Income	Distributions Paid from Net Long Term Capital Gains	Tax Return of Capital	Total Distributions	Distributions Paid from Ordinary Income	Distributions Paid from Net Long Term Capital Gains	Tax Return of Capital	Total Distributions
O’Shares FTSE U.S. Quality Dividend ETF	$11,976,178	$—	$—	$11,976,178	$7,773,398	$—	$—	$7,773,398
O’Shares FTSE Russell Small Cap Quality Dividend ETF	2,240,369	13,013	177,554	2,430,936	252,126	—	—	252,126
O’Shares Global Internet Giants ETF	—	—	—	—	—	—	—	—
O’Shares FTSE Europe Quality Dividend ETF	1,887,737	—	—	1,887,737	1,011,159	—	—	1,011,159
O’Shares FTSE Russell International Quality Dividend ETF	450,810	—	—	450,810	72,905	—	—	72,905
O’Shares FTSE Asia Pacific Quality Dividend ETF	382,247	69,748	—	451,995	298,235	—	—	298,235

At June 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)*
O’Shares FTSE U.S. Quality Dividend ETF	$34,991	$—	$(3,029,332)	$10,445,985
O’Shares FTSE Russell Small Cap Quality Dividend ETF	—	—	(3,178,784)	5,107,900
O’Shares Global Internet Giants ETF	—	—	(19,015)	(2,712,856)
O’Shares FTSE Europe Quality Dividend ETF	165,739	—	(762,726)	(1,445,121)
O’Shares FTSE Russell International Quality Dividend ETF	99,710	—	(40,220)	(411,339)
O’Shares FTSE Asia Pacific Quality Dividend ETF	79,439	67,148	—	594,217
*	The differences between the book and tax basis unrealized appreciation (depreciation) is attributable to mark to market of Passive Foreign Investment Companies (“PFICs”), non-taxable special dividends, investment in partnerships and tax deferral of losses on wash sales. Additionally, these amounts may differ from the tax unrealized appreciation (depreciation) disclosed at the end of each Schedule of Investments due to foreign currency translation of non-investment assets/liabilities.

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2018

Permanent differences are primarily due to gain (loss) on in-kind redemptions, distributions from investments in real estate investment trusts, investment in partnerships, net operating loss, non-taxable special dividends, foreign currency gains (losses), PFICs, taxable over-distributions and designations as a return of capital resulted in the following reclassifications, as of June 30, 2018 among the Funds’ components of net assets:

Fund	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid in Capital
O’Shares FTSE U.S. Quality Dividend ETF	$(144,732)	$(41,810,627)	$41,955,359
O’Shares FTSE Russell Small Cap Quality Dividend ETF	(35,001)	(1,822,764)	1,857,765
O’Shares Global Internet Giants ETF	2,994	816	(3,810)
O’Shares FTSE Europe Quality Dividend ETF	166,225	(3,501,816)	3,335,591
O’Shares FTSE Russell International Quality Dividend ETF	(12,554)	(598,825)	611,379
O’Shares FTSE Asia Pacific Quality Dividend ETF	75,028	(746,266)	671,238

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses for an unlimited period. Post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses. For the tax period ended June 30, 2018, the following Funds had available capital loss carryforwards to offset future net capital gains to the extent provided by regulations and utilized capital loss carryforwards to offset net capital gains:

Fund	Capital Loss Carryforwards	Utilized Capital Loss Carryforwards
O’Shares FTSE U.S. Quality Dividend ETF	$2,921,759	$—
O’Shares FTSE Russell Small Cap Quality Dividend ETF	358,159	—
O’Shares Global Internet Giants ETF	19,015	—
O’Shares FTSE Europe Quality Dividend ETF	762,726	107,233
O’Shares FTSE Russell International Quality Dividend ETF	39,390	—
O’Shares FTSE Asia Pacific Quality Dividend ETF	—	22,022

Under current tax rules, Regulated Investment Companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of June 30, 2018, the Funds will elect to treat the following post-October losses at arising on July 1, 2018:

Fund	Post-October Capital Losses
O’Shares FTSE U.S. Quality Dividend ETF	$107,573
O’Shares FTSE Russell Small Cap Quality Dividend ETF	2,820,625
O’Shares Global Internet Giants ETF	—
O’Shares FTSE Europe Quality Dividend ETF	—
O’Shares FTSE Russell International Quality Dividend ETF	830
O’Shares FTSE Asia Pacific Quality Dividend ETF	—

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income received or paid from the Fund, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. For those

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2018

cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Investment Management Fees

The Adviser serves as investment adviser to the Funds pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser has the overall responsibility for the Funds’ investment program. The Adviser, on behalf of each Fund, has entered into Sub-Advisory Agreements with Vident Investment Advisory, LLC or FFCM, LLC (each a “Sub-Adviser”).

Vident Investment Advisory, LLC is the Sub-Adviser for O’Shares FTSE Russell Small Cap Quality Dividend ETF, O’Shares Global Internet Giants ETF and O’Shares FTSE Russell International Quality Dividend ETF.

FFCM, LLC is the Sub-Adviser for O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend ETF and O’Shares FTSE Asia Pacific Quality Dividend ETF.

Each Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Target Index, subject to the overall supervision and oversight of the Adviser and the Trustees. The Adviser oversees each Sub-Adviser for compliance with the Funds’ investment objective, policies, strategies and restrictions. The Board of Trustees supervises and oversees the Adviser and each Sub-Adviser, establishes policies that they must follow in their management activities, and oversees the hiring and termination of sub-advisers recommended by the Adviser.

Under the Advisory Agreement, the Funds pay the Adviser a unitary management fee for its services payable on a monthly basis at the annual rate listed in the table below, based on the average daily net assets of each Fund.

Fund	Management Fee
O’Shares FTSE U.S. Quality Dividend ETF	0.48%
O’Shares FTSE Russell Small Cap Quality Dividend ETF	0.48%
O’Shares Global Internet Giants ETF	0.48%
O’Shares FTSE Europe Quality Dividend ETF	0.48%
O’Shares FTSE Russell International Quality Dividend ETF	0.48%
O’Shares FTSE Asia Pacific Quality Dividend ETF	0.48%

Pursuant to the Sub-Advisory Agreement, the Adviser compensates each Sub-Adviser out of the management fee it receives from the Funds.

Under the Advisory Agreement, the Adviser bears all of the ordinary operating expenses of the Funds, except for (i) the management fee, (ii) payments under the Funds’ Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses.

Prior to June 28, 2018, when the following Funds become part of the Trust in connection with the tax-free reorganizations, the unitary management fee was 0.48% for the OUSA Prior Fund and was 0.58% for both the OEUR Prior Fund and OASI Prior Fund.

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2018

Prior to June 28, 2018, FFCM, LLC, the former Adviser of the Prior Funds bore all of the costs of the Prior Funds, except for the advisory fee, distribution fees (including any payments under the Funds’ 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), compensation and expenses of the Independent Trustees (including Independent Trustee counsel fees), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto).

FFCM, LLC had agreed to waive its fees and reimburse expenses for each Prior Fund until at least November 1, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement for each Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto)) were limited to the ratios below:

Fund	Expense Limitation
OUSA Prior Fund	0.48%
OEUR Prior Fund	0.58%
OASI Prior Fund	0.58%

5. Administration, Fund Accounting and Transfer Agency Fees

JPMorgan Chase Bank, N.A. (“Administrator”) acts as administrator, fund accounting agent and transfer agent to the Funds pursuant to an administration agreement. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian to the Funds. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services, the Custodian is entitled to fees and reasonable out-of-pocket expenses.

7. Distribution, Service Plan and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of the Funds or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.

No distribution or service fees are currently paid by any Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales charges.

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2018

Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer, Principal Financial Officer and Treasurer, and certain additional compliance support functions to the Funds. FFOS does not have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

8. Issuance and Redemption of Fund Shares

The Funds are exchange-traded funds or ETFs. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Funds will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Funds’ Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of assets that the Funds specify each day.

Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If a shareholder buys or sells Fund shares on the secondary market, a shareholder will pay or receive the market price, which may be higher or lower than NAV. Authorized participant transaction will be priced at NAV if the authorized participant purchases or redeems Fund shares in Creation Units.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to JPMorgan Chase Bank, N.A., the Funds’ administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.

9. Investment Transactions

For the year ended June 30, 2018, the cost of securities purchased and proceeds from sales of securities, excluding in-kind transactions, were as follows:

Fund	Purchases	Sales
O’Shares FTSE U.S. Quality Dividend ETF	$78,080,110	$80,336,313
O’Shares FTSE Russell Small Cap Quality Dividend ETF	56,112,916	55,929,671
O’Shares Global Internet Giants ETF	2,165,875	2,396,290
O’Shares FTSE Europe Quality Dividend ETF	16,652,806	16,661,310
O’Shares FTSE Russell International Quality Dividend ETF	7,746,135	3,661,893
O’Shares FTSE Asia Pacific Quality Dividend ETF	2,709,073	3,297,601

10. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2018

For the year ended June 30, 2018 the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Value	Realized Gain
O’Shares FTSE U.S. Quality Dividend ETF	$221,619,964	$41,932,429
O’Shares FTSE Russell Small Cap Quality Dividend ETF	15,526,272	1,858,967
O’Shares FTSE Europe Quality Dividend ETF	34,053,331	3,565,852
O’Shares FTSE Russell International Quality Dividend ETF	8,009,175	639,194
O’Shares FTSE Asia Pacific Quality Dividend ETF	3,813,073	738,887

During the period presented in this report, the Funds received securities in exchange for subscription of shares (subscription-in-kind). For the year ended June 30, 2018, the value of the securities received for subscriptions were as follows:

Fund	Value
O’Shares FTSE U.S. Quality Dividend ETF	$198,410,708
O’Shares FTSE Russell Small Cap Quality Dividend ETF	110,428,456
O’Shares Global Internet Giants ETF	54,611,993
O’Shares FTSE Europe Quality Dividend ETF	12,513,263
O’Shares FTSE Russell International Quality Dividend ETF	6,643,510
O’Shares FTSE Asia Pacific Quality Dividend ETF	2,595,591

11. Principal Risks

Some principal risks apply to all Funds while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other principal risks in addition to these identified principal risks. This section discusses certain principal risks encountered by the Funds.

Asia Pacific Risk.  Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asia-Pacific economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asia-Pacific economies are highly dependent on trade and economic conditions in other countries can impact these economies.

Authorized Participants Concentration Risk.  Each Fund has a limited number of financial institutions that may purchase and redeem Fund shares directly from the Funds (“Authorized Participants”). To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and/or delisting from the Exchange. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Concentration Risk.  To the extent that a Fund’s Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Depositary Receipts Risk.  The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Europe Risk.  Decreasing imports or exports, changes in governmental or European Union (the “E.U.”) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an E.U.

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2018

member country on its sovereign debt, and/or an economic recession in an E.U. member country may have a significant adverse effect on the securities of E.U. issuers. The European financial markets have recently experienced volatility and adversity due to concerns about economic downturns, or rising government debt levels, in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe. The risk of investing in Europe may be heightened due to the recent referendum in which the United Kingdom voted to withdraw from membership in the E.U. In addition, if one or more countries were to exit the E.U. or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the Funds’ portfolios.

Flash Crash Risk.  Sharp price declines in securities owned by a Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day.

Foreign Investment Risk.  Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect such Fund’s returns.

Index-Related Risk.  Each Fund is managed with an investment strategy that attempts to track the performance of the Target Index. As a result, the Funds expect to hold constituent securities of the Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Funds employed an active strategy.

There is no assurance that the Index Provider will compile each Target Index accurately, or that each Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what each Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that each Target Index will be in line with its described index methodology. Any gains, losses or costs to a Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders. To the extent a Target Index is new it will have a limited performance history. The foregoing risks may be greater for a new index.

Internet Companies Risk.  Companies involved with the internet, technology and e-commerce are exposed to risks associated with rapid advances in technology, obsolescence of current products and services, the finite life of patents and the constant threat of global competition and substitutes. In addition to these risks, these companies may be adversely impacted by market and economic cyclicality and changing industry standards.

Large Shareholder Risk.  Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund shares. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Fund shares.

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2018

Market Events Risk.  The market values of a Fund’s investments, and therefore the value of such Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on a Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of a Fund, which could have a negative impact on the Fund.

Mid-Capitalization Securities Risk.  The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Multifactor Risk.  A Fund's Target Index, and thus the corresponding Fund, seeks to achieve specific factor exposures identified in the Fund's principal investment strategies. There can be no assurance that targeting exposure to such factors will enhance a Fund's performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is no guarantee the index provider's methodology will be successful in creating an index that achieves the specific factor exposures identified above.

Non-Diversification Risk.  The O’Shares Global Internet Giants ETF is classified as “non-diversified” under the 1940 Act, which means that the Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

REIT Risk.  A REIT is a company that owns or finances income-producing real estate. Each Fund, through its investments in REITs, is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. To the extent a Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such areas or property types. REITs are pooled investment vehicles with their own fees and expenses and a Fund will indirectly bear a proportionate share of those fees and expenses.

Sampling Risk.  To the extent a Fund uses a representative sampling approach, it will hold a smaller number of securities than are in its Target Index. As a result, an adverse development respecting a security held by a Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Target Index. Conversely, a positive development relating to a security in a Fund's Target Index that is not held by the Fund could cause the Fund to underperform the Target Index. To the extent the assets in a Fund are smaller, these risks will be greater.

Sector Risk.  To the extent a Target Index, and thereby a Fund, emphasizes, from time to time, investments in a particular sector, the Funds are subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Funds invest in a few sectors, it may have increased exposure to the price movements of those sectors.

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2018

Volatility Risk.  There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it historically has been and thus that a Fund’s Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

The Funds’ prospectuses contain additional information regarding the principal risks associated with an investment in a Fund.

12. Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

13. Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

OSI ETF Trust
Report of Independent Registered Public Accounting Firm June 30, 2018

To the Board of Trustees of OSI ETF Trust
and the Shareholders of O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Russell Small Cap Quality Dividend ETF, O’Shares Global Internet Giants ETF, O’Shares FTSE Europe Quality Dividend ETF, O’Shares FTSE Russell International Quality Dividend ETF, and O’Shares FTSE Asia Pacific Quality Dividend ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Russell Small Cap Quality Dividend ETF, O’Shares Global Internet Giants ETF, O’Shares FTSE Europe Quality Dividend ETF, O’Shares FTSE Russell International Quality Dividend ETF, and O’Shares FTSE Asia Pacific Quality Dividend ETF, each a series of shares of beneficial interest in OSI ETF Trust (the “Funds”), including the schedules of investments, as of June 30, 2018, and the related statements of operations and statements of changes in net assets and the financial highlights for the year or period then ended, and the related notes (collectively referred to as the “financial statements”). We have also audited the accompanying statements of changes in net assets and the financial highlights of O’Shares FTSE Russell Small Cap Quality Dividend ETF and O’Shares FTSE Russell International Quality Dividend ETF for each of the periods ended June 30, 2017. In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2018, and the results of their operations, the changes in their net assets and their financial highlights for each of the year or periods referenced above in conformity with accounting principles generally accepted in the United States of America.

The statements of changes in net assets and the financial highlights of O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend ETF, and O’Shares FTSE Asia Pacific Quality Dividend ETF for the year ended June 30, 2017 and the financial highlights for each of the periods ended June 30, 2016 were audited by other auditors whose report dated August 24, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the OSI ETF Trust since 2017.

Philadelphia, Pennsylvania
August 27, 2018

OSI ETF Trust
Expense Examples (Unaudited)
June 30, 2018

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2018.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2018.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

OSI ETF Trust
Expense Examples (Unaudited)
June 30, 2018

	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expenses Paid During the Period*	Annualized Expense Ratio During Period
O'Shares FTSE U.S. Quality Dividend ETF
Actual	$1,000.00	$975.50	$2.35	0.48%
Hypothetical	$1,000.00	$1,022.41	$2.41	0.48%
O'Shares FTSE Russell Small Cap Quality Dividend ETF
Actual	$1,000.00	$1,014.80	$2.40	0.48%
Hypothetical	$1,000.00	$1,022.41	$2.41	0.48%
O'Shares Global Internet Giants ETF(a)
Actual	$1,000.00	$962.40	$0.34	0.48%
Hypothetical	$1,000.00	$1,022.41	$2.41	0.48%
O'Shares FTSE Europe Quality Dividend ETF
Actual	$1,000.00	$957.70	$2.82	0.58	%(b)
Hypothetical	$1,000.00	$1,021.92	$2.91	0.58	%(b)
O'Shares FTSE Russell International Quality Dividend ETF
Actual	$1,000.00	$962.50	$2.34	0.48%
Hypothetical	$1,000.00	$1,022.41	$2.41	0.48%
O'Shares FTSE Asia Pacific Quality Dividend ETF
Actual	$1,000.00	$973.30	$2.84	0.58	%(b)
Hypothetical	$1,000.00	$1,021.92	$2.91	0.58	%(b)
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half year period).
(a)	The Fund commenced operations on June 05, 2018. Actual Expenses Paid During the Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 26 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).
(b)	From July 1, 2017 to June 27, 2018, the Fund’s annualized expense ratio was 0.58%. From June 28, 2018 to June 30, 2018, the Fund’s annualized expense ratio was 0.48%. This ratio represents a blend of both ratios for the applicable period.

OSI ETF Trust
Board Review and Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreements (Unaudited)
June 30, 2018

At the February 21, 2018 meeting (the “February Meeting”) of the Board of Trustees (the “Board”) of OSI ETF Trust (the “Trust”), the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the (i) investment advisory agreement (the “Shell Fund Investment Advisory Agreement”) between O’Shares Investment Advisers, LLC (the “Adviser”) and the Trust, on behalf of the O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend ETF and O’Shares FTSE Asia Pacific Quality Dividend ETF (each a “Shell Fund” and collectively, the “Shell Funds”); and (ii) investment advisory agreement (the “New Fund Investment Advisory Agreement” and, together with the Shell Fund Investment Advisory Agreement, the “Investment Advisory Agreements”) between the Adviser and the Trust, on behalf of the O’Shares Global Internet Giants ETF (the “New Fund”; the Shell Funds and New Fund are collectively referred to as the “Funds”). Under the Investment Advisory Agreements, the Adviser is obligated to pay all of the ordinary operating expenses of each Fund, except for certain excluded items (the “Unified Fee”). In addition, the Board, including the Independent Trustees, approved the (i) investment sub-advisory agreement (the “Shell Fund Sub-Advisory Agreement”) between the Adviser and FFCM LLC (“FFCM”), on behalf of Shell Funds; and (ii) investment sub-advisory agreement (the “New Fund Sub-Advisory Agreement” and, together with the Shell Fund Sub-Advisory Agreement, the “Sub-Advisory Agreements”; the Investment Advisory Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements”) between the Adviser and Vident Investment Advisory, LLC (“Vident” and, together with FFCM, the “Sub-Advisers”), on behalf of the New Fund. At the May 23, 2018 meeting of the Board (the “May Meeting” and together with the February Meeting, the “Meetings”), the Board, including the Independent Trustees, approved a reduction in the New Fund’s advisory fee from 0.68% to 0.48%.

In considering approval of the Advisory Agreements, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice. The Board, including the Independent Trustees, evaluated the terms of the Advisory Agreements, reviewed the information provided by the Adviser and Sub-Advisers in connection with the consideration of approving the Advisory Agreements, and reviewed the duties and responsibilities of the Trustees in evaluating and approving the Advisory Agreements.

In considering the approval of the Advisory Agreements, the Board, including the Independent Trustees, reviewed the materials provided for the Meetings by the Adviser and Sub-Advisers, including: (i) copies of the forms of Investment Advisory Agreement; (ii) copies of the forms of Sub-Advisory Agreement; (iii) information describing the nature, extent and quality of the services that the Adviser and Sub-Advisers expect to provide to each Fund, and the fees that the Adviser and Sub-Advisers propose to charge for such services; (iv) information concerning the financial condition, businesses, operations and compliance programs of the Adviser and Sub-Advisers; (v) a copy of the current Form ADV for each of the Adviser and Sub-Advisers; and (vi) a memorandum on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act.

In addition, the Board considered data compiled by the Adviser from an unaffiliated third party database comparing the proposed Unified Fee of each Fund with the net expense ratios (i.e., after fee waivers and reimbursements) of other U.S.-listed ETFs having similar investment objectives and strategies (the “Peer Group”). The Board discussed the criteria used by the Adviser for selecting the Peer Group. The Board, including the Independent Trustees, concluded that the data was useful and reliable for the purpose of reviewing the Advisory Agreements.

During their review of this information, the Board, including the Independent Trustees, focused on and analyzed the factors that they deemed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund by the Adviser and Sub-Advisers; (ii) the personnel and operations of the Adviser and Sub-Advisers; (iii) the proposed Unified Fee of each Fund and the cost of the services to be provided; (iv) the expected profitability to the Adviser and Sub-Advisers under the Investment Advisory Agreements and

OSI ETF Trust
Board Review and Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreements (Unaudited)
June 30, 2018

Sub-Advisory Agreements, respectively; (v) any ancillary benefits to be realized by the Adviser and Sub-Advisers due to their relationship with the Funds and the Trust (i.e., “fall-out” benefits); and (vi) possible conflicts of interest.

In particular, the Board considered and reviewed the following with respect to each Fund:

(a) The nature, extent and quality of services to be provided to each Fund by the Adviser and Sub-Advisers; Personnel and operations of the Adviser and Sub-Advisers; Possible conflicts of interest.  The Board reviewed the services that the Adviser and Sub-Advisers are expected to provide to each Fund. In connection with the advisory services to be provided to each Fund, the Board noted the Adviser’s responsibilities as each Fund’s investment adviser, including: overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; ultimate responsibility, subject to oversight by the Board, for oversight of the Sub-Advisers as sub-advisers to the Funds; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to each Fund. The Board considered the selection and due diligence process employed by the Adviser in proposing the Sub-Advisers as the sub-advisers to the Funds, including the due diligence undertaken with respect to the Sub-Advisers’ compliance capabilities, and the plans and efforts to integrate FFCM’s operations, policies, procedures and compliance functions with those of the Adviser.

The Board also noted the responsibilities that the Sub-Advisers have as the Funds’ sub-advisers, including: implementation of the investment management program of the Funds; management of the day-to-day investment and reinvestment of the assets of the Funds; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis, as well as during index rebalances and reconstitutions; and oversight of general portfolio compliance with relevant law.

The Board noted the experience of the Adviser and Vident in serving as the investment adviser and sub-adviser, respectively, to the existing series of the Trust. The Board observed that the Shell Funds were established for the purpose of acquiring the assets and assuming the liabilities of the corresponding series of FQF Trust (the “Target Funds”) and continuing the Target Funds’ business. The Board noted the experience of the Adviser’s personnel and its parent company in serving as the sponsor to the Target Funds and the experience of FFCM in serving as investment adviser to the Target Funds. In addition, the Board considered the financial strength and resources of the Adviser’s and Sub-Advisers’ parent organizations.

The Board noted the Adviser’s and Sub-Advisers’ procedures to manage potential conflicts of interest. Based on their consideration and review of the foregoing information, the Board concluded that each Fund was likely to benefit from the nature, extent and quality of these services, as well as the Adviser’s and Sub-Advisers’ ability to render such services based on their experience, personnel, operations and resources.

(b) Comparison of services to be provided and fees to be charged by the Adviser and Sub-Advisers and other investment advisers to similar clients, and the cost of the services to be provided.  The Board compared both the services to be rendered and the fees to be paid pursuant to the Investment Advisory Agreements for the Funds to the contractual advisory fees of other registered investment advisers providing services to similar ETFs in each Fund’s Peer Group. In particular, the Board compared each Fund’s proposed Unified Fee to the net expense ratios of the other ETFs in the Peer Group.

The Board considered that the sub-advisory fees to be paid by the Adviser to the Sub-Advisers pursuant to the Sub-Advisory Agreements were the product of arms-length negotiations between the Adviser and Sub-Advisers, and that the sub-advisory fees would be paid entirely by the Adviser from the Unified Fee. The Board also considered information about the fee rates charged to other comparable accounts and clients (including other ETFs) that are managed by the Adviser and Sub-Advisers, including information about the differences in services provided to non-fund clients.

OSI ETF Trust
Board Review and Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreements (Unaudited)
June 30, 2018

The Board considered the appropriateness of the proposed Unified Fee of each Fund compared to the net expense ratios of the ETFs in the Peer Group. The Board noted that the proposed Unified Fee of each of the O’Shares FTSE Europe Quality Dividend ETF, O’Shares FTSE Asia Pacific Quality Dividend ETF and O’Shares Global Internet Giants ETF was below the median and average net expense ratio of the other ETFs in the respective Peer Group. The Board noted that the proposed Unified Fee of the O’Shares FTSE U.S. Quality Dividend ETF was above the median and average, but below the maximum, net expense ratio of the other ETFs in its Peer Group.

The Board received information regarding the costs, including operational costs to be borne by the Adviser under the Unified Fee, and expected profitability of the Adviser and Sub-Advisers in connection with serving as adviser and sub-adviser, respectively, to the Funds. The Board noted the Adviser’s assumption of the contractual obligation to limit each Fund’s ordinary operating expenses through the Unified Fee, which cannot be changed without shareholder approval.

After (i) comparing each Fund’s proposed Unified Fee with the net expense ratios of the other ETFs in the Peer Group, (ii) considering the information about fee rates charged to other comparable accounts and clients managed by the Adviser and Sub-Advisers, (iii) the nature, extent and quality of services to be provided by the Adviser and Sub-Advisers and the expected costs to be incurred by the Adviser and Sub-Advisers in rendering those services, and (iv) the Adviser absorbing each Fund’s ordinary operating expenses under the Unified Fee, Board concluded that the fees to be paid to the Adviser and Sub-Advisers with respect to the Funds were fair and reasonable.

(c) The Adviser’s and Sub-Advisers’ expected profitability and the extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale; “Fall-out” benefits.  The Board discussed with the representatives from the Adviser and Sub-Advisers the advisers’ expected profitability with respect to the Funds. The Board acknowledged the Adviser’s contractual obligation to limit each Fund’s expenses through the Unified Fee, and the effect of such obligation on the Adviser’s expected profitability based on information presented to the Board. The Board noted that the Adviser had borne all of the organizational expenses of the Funds. The Board also considered the expected profitability of the Sub-Advisers in relation to the fees paid under the Sub-Advisory Agreements.

The Board noted that, because each Fund had not yet commenced operations, it was not yet possible to assess the potential for economies of scale, though the Board would address economies of scale for each Fund when assets under management reached appropriate levels. The Board considered fall-out benefits to be received by the Adviser and Sub-Advisers from their relationship with the Funds and the Trust. The Board noted that none of the other services providers to each Fund or the Trust were affiliates of the Adviser or Sub-Advisers. The Board also noted the Adviser’s and Sub-Advisers’ potential positive reputational benefits from the success of each Fund.

(d) Investment performance of the Adviser and Sub-Advisers.  The Board noted that, because each Fund had not commenced operations, it was not possible to assess the Adviser’s and Sub-Advisers’ investment performance with respect to each Fund. The Board discussed with the representative from FFCM the performance of the Target Funds, including tracking difference (i.e., the difference of the returns between an ETF and the underlying index it seeks to track). The Board also discussed with the representatives from the Adviser and Vident the performance of the existing series of the Trust, including tracking difference.

Conclusion.  No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board, including the Independent Trustees, concluded that the proposed Unified Fees were reasonable in relation to the services to be provided by the Adviser and Sub-Advisers to each Fund, as well as the costs to be incurred and benefits to be gained by the Adviser and Sub-Advisers in providing such services. The Board also found the advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs of similar size. As a result, the Board, including the Independent Trustees, determined that the approval of the Advisory Agreements on behalf of each Fund would be in the best interest of each Fund and its shareholders.

OSI ETF Trust
Additional Information (Unaudited)

Proxy Voting Information

A description of OSI ETF Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.oshares.com or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 1-617-855-7670.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling collect 1-617-855-7670 or on the SEC’s website at www.sec.gov.

A special meeting (the “OASI Meeting”) of Shareholders of O’Shares FTSE Asia Pacific Quality Dividend ETF was held on June 18, 2018. The OASI Meeting was held for the following purpose:

Matter

1.	To Approve the Agreement and Plan of Reorganization and Termination adopted by the Board of Trustee of FQF Trust to reorganize the O’Shares FTSE Asia Pacific Quality Dividend ETF, a series of FQF Trust, into a corresponding newly created series of OSI ETF Trust of the same name.

The results of the voting on the above matter were as follows:

Votes For	Votes Against	Votes Abstain
150,469	4,214	22,238

A special meeting (the “OUSA Meeting”) of Shareholders of O’Shares FTSE U.S. Quality Dividend ETF was held on June 18, 2018, as adjourned to June 22, 2018. The OUSA Meeting was held for the following purpose:

Matter

1.	To Approve the Agreement and Plan of Reorganization and Termination adopted by the Board of Trustee of FQF Trust to reorganize the O’Shares FTSE U.S. Quality Dividend ETF, a series of FQF Trust, into a corresponding newly created series of OSI ETF Trust of the same name.

The results of the voting on the above matter were as follows:

Votes For	Votes Against	Votes Abstain
6,613,584	89,025	743,635

A special meeting (the “OEUR Meeting”) of Shareholders of O’Shares FTSE Europe Quality Dividend ETF was held on June 18, 2018, as adjourned to June 22, 2018. The OEUR Meeting was held for the following purpose:

Matter

1.	To Approve the Agreement and Plan of Reorganization and Termination adopted by the Board of Trustee of FQF Trust to reorganize the O’Shares FTSE Europe Quality Dividend ETF, a series of FQF Trust, into a corresponding newly created series of OSI ETF Trust of the same name.

The results of the voting on the above matter were as follows:

Votes For	Votes Against	Votes Abstain
897,448	12,386	99,442

OSI ETF Trust
Additional Information (Unaudited)

Quarterly Portfolio Holdings Information

OSI ETF Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of on Form N-Q. The Form N-Q will be available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the O’Shares Investment Funds’ website at www.oshares.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Federal Tax Information

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the percentages of ordinary dividends paid during the tax year ended June 30, 2018 are designated as “qualified dividend income” (QDI), as defined in the Act, subject to reduced tax rates in 2018. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. Complete information will be reported in conjunction with your 2018 Form 1099-DIV.

As of June 30, 2018, the Funds federal tax information were as follows:

Fund	QDI	DRD
O’Shares FTSE U.S. Quality Dividend ETF	100.00%	100.00%
O’Shares FTSE Russell Small Cap Quality Dividend ETF	77.00%	79.81%
O'Shares Global Internet Giants ETF	—%	—%
O’Shares FTSE Europe Quality Dividend ETF	93.36%	—%
O’Shares FTSE Russell International Quality Dividend ETF	100.00%	—%
O’Shares FTSE Asia Pacific Quality Dividend ETF	58.63%	—%

For the tax year ended June 30, 2018, foreign taxes which are expected to be passed through to shareholders for foreign tax credits and gross income derived from sources within foreign countries were as follows:

Fund	Foreign Taxes Paid	Foreign Source Income
O'Shares Global Internet Giants ETF	$—	$—
O’Shares FTSE Europe Quality Dividend ETF	189,543	2,094,397
O’Shares FTSE Russell International Quality Dividend ETF	65,391	640,018
O’Shares FTSE Asia Pacific Quality Dividend ETF	23,975	379,778

OSI ETF Trust
Trustees and Officers of the Trust (Unaudited)

Trustees

Name, Address*, Year of Birth	Position(s) Held with Trust	Term of Office** and Length of time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Richard M. Goldman*** Year of Birth: 1961	Trustee	Since 2016	Managing Member, Becket Capital, LLC (advisory services firm) (2012 to present); Chief Operating Officer, Guggenheim Investments (2011 to 2012); Chief Executive Officer, Rydex Investments (2007 to 2012).	13	Harvest Volatility Edge Trust (2017 to present)
Charles A. Baker**** Year of Birth: 1953	Trustee	Since 2016	Chief Executive Officer of Investment Innovations LLC (investment consulting) since 2013; Managing Director of NYSE Euronext from 2003 to 2012.	13	Global X Funds (July 2018 to present)
Jeffrey D. Haroldson Year of Birth: 1956	Trustee	Since 2016	Chief Operating Officer and Chief Legal Officer, Bridgeton Holdings LLC (real estate investment and development) (2013 to present); Senior Managing Director, Lexden Capital, LLC (real estate and green energy financing) (2014 to present); President, Ridgewood Capital Advisors LLC (consulting and business advisory services) (2012 to present).	13	None
Interested Trustee*****
Connor O’Brien Year of Birth: 1961	Trustee	Since 2016	Chief Executive Officer, O’Shares Investment Advisers, LLC (since March 2016); Chief Executive Officer and President, O’Shares Investments, Inc. (2015 to present); President, BeanStox Inc. (2017 to present); President and Chief Investment Officer, Stanton Asset Management Inc. (2002 to present); President, Chief Executive Officer and Director, O’Leary Funds Management LP (2008 to present).	13	None
*	Each Independent Trustee may be contacted by writing to the Independent Trustees of OSI ETF Trust, 60 State Street, Suite 700, Boston, MA 02109.
**	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
***	Chair of the Nominating and Governance Committee.
****	Chair of the Audit Committee.
*****	Mr. O’Brien is considered to be an interested person of the Trust because of his relationship with the Adviser.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling (617) 855-7670 (collect).

OSI ETF Trust
Trustees and Officers of the Trust (Unaudited)

Officers

Name, Address, Year of Birth	Position(s) Held with Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Kevin Beadles 60 State Street, Suite 700 Boston, MA 02109 Year of Birth: 1966	President and Secretary	Since 2016	Director, Strategic Development, O'Shares Investment Advisers LLC (2017 to present); Director of Capital Markets and Strategic Development, O’Shares Investments, Inc. (April 2015 to March 2017); Chief Strategy Officer, Managing Director of Capital Markets and Portfolio Risk Management and Head of Global Product Development, Wedbush Securities, Inc. and Lime Brokerage, LLC (a wholly owned subsidiary of Wedbush Securities, Inc.) (July 2004 to December 2013).
Joshua G. Hunter 10 High Street, Suite 302 Boston, MA 02110 Year of Birth: 1981	Principal Financial Officer and Treasurer	Since 2016	Principal Financial Officer, Foreside Fund Officer Services, LLC (July 2015 to present); Vice President/Assistant Vice President, Treasury Services, JPMorgan Chase & Co. (July 2008 to July 2015).**

Kenneth A. Kalina c/o Foreside 3 Canal Plaza, Suite 100 Portland, ME 04101 Year of Birth: 1959	Chief Compliance Officer	Since 2017	Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (June 2017 to present); Chief Compliance Officer, Henderson Global Funds (December 2005 to June 2017); Chief Compliance Officer, Henderson Global Investors (North America) Inc. (December 2005 to December 2015).**
*	Each officer serves until his successor is duly elected or appointed and qualified.
**	Mr. Hunter and Mr. Kalina serve as officers to other unaffiliated mutual funds or closed-end funds for which the Distributor (or its affiliates) acts as distributor (or provider of other services).

OSI ETF Trust

60 State Street, Suite 700
Boston, MA 02109
www.oshares.com

Distributor:
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code of Ethics.

As of the end of the period, June 30, 2018, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Charles A. Baker is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Charles A. Baker is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for OSI ETF Trust by BBD, LLP (“BBD”) for the fiscal years ended June 30, 2017 and June 30, 2018 were:

	2017	2018
Audit Fees (a)	$28,500	$72,600
Audit Related Fees (b)	0	0
Tax Fees (c)	$6,000	$18,000
All Other Fees (d)	0	0
Total:	$34,500	$90,600

(a)	Audit Fees: These fees relate to professional services rendered by BBD for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the Registrant and issuance of consents.

(b)	Audit Related Fees: These fees relate to assurance and related services by BBD related to audit services in connection with the June 30, 2017 and June 30, 2018 annual financial statements.

(c)	Tax Fees: These fees relate to professional services rendered by BBD for tax compliance, tax advice and tax planning.

(d)	All Other Fees: These fees relate to products and services provided by BBD other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)	Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(e)(2)	0% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees: Not Applicable.

(g)	Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended June 30, 2017 and June 30, 2018: $6,000 and $18,000, respectively.

(h)	The Registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Charles A. Baker, Richard M. Goldman and Jeffrey D. Haroldson, are members of the Audit Committee.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

Not applicable.

(a)(4)	Change in the Registrant’s independent public accountant.

Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OSI ETF Trust

By:          /s/ Kevin Beadles

Kevin Beadles

President

September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Kevin Beadles

Kevin Beadles

President

September 7, 2018

By:          /s/ Joshua Hunter

Joshua Hunter

Principal Financial Officer and Treasurer

September 7, 2018